UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

2

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Merger Arbitrage Fund

Highland Opportunistic Credit Fund

Semi-Annual Report

December 31, 2017

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Merger Arbitrage Fund

Highland Opportunistic Credit Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2017

$386.6 million

Portfolio Data as of December 31, 2017

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2017 (%)(1)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	6.4	(3.0)	3.4
Consumer Staples	3.9	(1.0)	2.9
Energy	4.5	(1.0)	3.5
Financial	17.3	(9.2)	8.1
Healthcare	1.2	(0.9)	0.3
Industrials	8.4	(3.6)	4.8
Information Technology	40.5	(18.0)	22.5
Materials	6.2	(0.8)	5.4
Other Investments and Assets & Liabilities(2)	47.2	—	47.2
Real Estate	4.5	(0.9)	3.6
Telecommunication Services	—	(0.5)	(0.5)
Utilities	—	(1.2)	(1.2)

Top 5 Holdings as of 12/31/2017 (%)(1)(3) Long Securities		Short Securities
Facebook, Inc.	5.2	Vantiv, Inc.	(3.5)
CDK Global, Inc.	5.0	SPDR S&P 500 ETF Trust	(3.0)
XPO Logistics, Inc.	4.6	People’s United Financial, Inc.	(1.4)
Visa, Inc.	4.3	Johnson Controls International PLC	(1.3)
FMC Corp.	4.3	Bank of the Ozarks, Inc.	(1.3)

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s cash equivalent investments in the amount of $39,712,067.

(3)	Excludes the Fund’s cash equivalent investments.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2017

$78.5 million

Portfolio Data as of December 31, 2017

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2017 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Healthcare Biotechnology	38.9	(15.4)	23.5
Healthcare Equipment	0.0	(9.6)	(9.6)
Healthcare Facilities	10.3	(2.6)	7.7
Healthcare Services	8.4	(1.1)	7.3
Healthcare Technology	1.4	(2.8)	(1.4)
Life Sciences Tools & Services	1.3	—	1.3
Managed Healthcare	16.3	—	16.3
Pharmaceuticals	16.2	(2.4)	13.8
Information Technology	4.8	—	4.8
Other Assets & Liabilities	38.1	—	38.1
Purchased Call Options	0.1	—	0.1
Purchased Put Options	0.9	—	0.9
Consumer Discretionary	—	(1.8)	(1.8)
Consumer Staples	—	(1.0)	(1.0)

Top 5 Holdings as of 12/31/2017 (%)(1)(2) Long Securities		Short Securities
HLS Therapeutics, Inc.	9.6	SPDR S&P Biotech ETF	(8.8)
Humana, Inc.	9.6	Globus Medical, Inc., Class A	(3.1)
Minerva Neurosciences, Inc.	7.2	HCA Healthcare, Inc.	(2.6)
Shire PLC ADR	7.2	Intercept Pharmaceuticals, Inc.	(2.4)
Anthem, Inc.	6.8	Nektar Therapeutics	(2.4)

The Fund’s investment activities, such as short sales which involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to the financial statement’s footnote 8, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Merger Arbitrage Fund

Objective

Highland Merger Arbitrage Fund seeks to generate positive absolute returns.

Net Assets as of December 31, 2017

$37.6 million

Portfolio Data as of December 31, 2017

The information below provides a snapshot of Highland Merger Arbitrage Fund at the end of the reporting period. Highland Merger Arbitrage Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2017 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	7.4	(2.8)	4.6
Consumer Staples	11.5	—	11.5
Energy	1.1	(1.1)	—
Financial	30.6	(8.0)	22.6
Healthcare	3.4	(5.0)	(1.6)
Industrials	7.7	(0.4)	7.3
Information Technology	17.1	(11.5)	5.6
Other Assets and Liabilities(2)	59.1	(0.0)	59.1
Telecommunication Services	6.1	(6.3)	(0.2)
Utilities	—	(8.9)	(8.9)

Top 5 Holdings as of 12/31/2017 (%)(1)(3) Long Securities		Short Securities
NXP Semiconductor NV	17.1	Vantiv, Inc.	(7.9)
HSN, Inc.	4.9	Great Plains Energy, Inc.	(5.1)
ASH Grove Cement Co.	4.2	Discovery Communications, Inc.	(4.1)
magicJack VocalTec, Ltd.	3.6	Associated Banc-Corp	(4.0)
Enzymotec, Ltd.	3.4	Vistra Energy Corp.	(3.8)

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s cash equivalent investments in the amount of $6,162,225.

(3)	Excludes the Fund’s cash equivalent investments.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Opportunistic Credit Fund

Objective

Highland Opportunistic Credit Fund seeks to achieve high total returns while minimizing losses.

Net Assets as of December 31, 2017

$61.7 million

Portfolio Data as of December 31, 2017

The information below provides a snapshot of Highland Opportunistic Credit Fund at the end of the reporting period. Highland Opportunistic Credit Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 12/31/2017 (%)(1)(2)
BB	42.2
B	10.2
CCC	32.2
CC	.6
C or Lower	4.9
Not rated	9.7

Top 5 Sectors as of 12/31/2017 (%)(2)
Energy	14.5%
Financial	12.9	%(4)
Utilities	11.1%
Retail	9.2%
Healthcare	5.6%

Top 10 Holdings as of 12/31/2017 (%)(1)(2)
Vistra Energy Corp. (Common Stocks)	7.5
Chief Exploration & Development LLC 7.96%, 05/16/21(U.S. Senior Loans)	5.2
Fieldwood Energy LLC 8.82%, 09/30/20(U.S. Senior Loans)	4.2
Euramax International, Inc. (Common Stocks)	4.1
Azure Midstream Energy LLC 8.07%, 11/15/18(U.S. Senior Loans)	3.7
Limerock CLO II, Ltd. 5.85%, 04/18/26(Collateralized Loan Obligations)	3.7
Evergreen Skills Lux S.a.r.l. 9.82%, 04/28/22(Foreign Denominated or Domiciled Senior Loans)	3.6
MPM Holdings, Inc. (Common Stocks)	3.4
Academy, Ltd. 5.55%, 07/01/22(U.S. Senior Loans)	3.2
Toys ‘R’ Us-Delaware, Inc. 6.13%, 04/24/20(U.S. Senior Loans)	3.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Sectors and holdings are calculated as a percentage of total net assets.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(4)	Includes Collateralized Loan Obligations.

(†)	Less than 0.05%

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2017

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 93.0%

CONSUMER DISCRETIONARY – 6.4%
204,700	Abertis Infraestructuras SA	4,558,115
6,500	Amazon.com, Inc. (a)(f)	7,601,555
194,540	ILG, Inc.	5,540,499
53,200	Pool Corp.	6,897,380

		24,597,549

CONSUMER STAPLES - 3.9%
120,000	Blue Buffalo Pet Products, Inc. (a)	3,934,800
67,400	Kraft Heinz Co. (The) (f)	5,241,024
97,978	Pinnacle Foods, Inc.	5,826,752

		15,002,576

ENERGY – 4.5%
69,468	EQT Corp.	3,954,118
44,343	Pioneer Natural Resources Co. (f)	7,664,688
143,000	RSP Permian, Inc. (a)	5,817,240

		17,436,046

FINANCIAL - 17.4%
46,250	CBOE Holdings, Inc.	5,762,288
290,028	CIT Group, Inc.	14,278,078
39,300	CME Group, Inc.	5,739,765
199,841	E*TRADE Financial Corp. (a)	9,906,118
1,090,100	FGL Holdings (a)	10,977,307
174,500	LPL Financial Holdings, Inc. (f)	9,970,930
73,000	PNC Financial Services Group, Inc. (f)	10,533,170

		67,167,656

HEALTHCARE (a) - 1.2%
125,000	Aimmune Therapeutics, Inc.	4,727,500

INDUSTRIALS - 8.4%
43,010	Parker-Hannifin Corp.	8,583,936
333	Pendrell Corp.	198,301
154,500	Trinity Industries, Inc.	5,787,570
195,849	XPO Logistics, Inc. (a)(f)	17,937,810

		32,507,617

INFORMATION TECHNOLOGY - 40.5%
7,200	Alphabet, Inc., Class A (a)	7,584,480
36,000	Broadcom, Ltd. (f)	9,248,400
271,143	CDK Global, Inc. (f)	19,327,073
108,500	Cognizant Technology Solutions Corp., Class A (f)	7,705,670
100,000	Coupa Software, Inc. (a)(f)	3,122,000
82,000	EPAM Systems, Inc. (a)(f)	8,809,260
113,400	Facebook, Inc., Class A (a)	20,010,564
112,000	FLIR Systems, Inc.	5,221,440
101,000	LogMeIn, Inc.	11,564,500
183,000	Micron Technology, Inc. (a)(f)	7,524,960
180,858	Microsoft Corp.	15,470,593
125,000	Nutanix, Inc., Class A (a)(b)	4,410,000
26,400	Palo Alto Networks, Inc. (a)	3,826,416
58,000	Proofpoint, Inc. (a)(b)	5,150,980
136,000	RealPage, Inc. (a)	6,024,800
240,000	Sabre Corp.	4,920,000
147,084	Visa, Inc., Class A (f)	16,770,518

		156,691,654

Shares		Value ($)

MATERIALS - 6.2%
121,968	Berry Plastics Group, Inc. (a)	7,155,863
176,500	FMC Corp.	16,707,490

		23,863,353

REAL ESTATE - 4.5%
211,500	CyrusOne, Inc., REIT	12,590,595
310,000	Newmark Group, Inc., Class A (a)(b)	4,929,000

		17,519,595

	Total Common Stocks (Cost $321,652,110)	359,513,546

Contracts

Purchased Call Options - 0.0%
	Total Purchased Call Options (Cost $58,790)	22,890

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $368,067)	114,990

Shares

Registered Investment Companies - 2.1%
314,174	Highland Merger Arbitrage Fund (c)	6,384,025
1,574,400	State Street Navigator Prime Securities Lending Portfolio (d)	1,574,400

	Total Registered Investment Companies (Cost $7,994,563)	7,958,425

Cash Equivalents - 10.3%

MONEY MARKET FUNDS - 10.3%
39,712,067	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.219%	39,712,067

	Total Money Market Funds (Cost $39,712,067)	39,712,067

Total Investments - 105.4%		407,321,918

(Cost $369,785,597)

Securities Sold Short - (46.1)%

Common Stocks - (39.3)%

CONSUMER DISCRETIONARY (e) - (3.0)%
(211,829)	Discovery Communications, Inc., Class A	(4,740,733)
(159,372)	Liberty Interactive Corp. QVC Group, Class A	(3,891,865)
(57,880)	Liberty Ventures, Series A	(3,139,411)

		(11,772,009)

CONSUMER STAPLES - (1.0)%
(80,000)	Campbell Soup Co.	(3,848,800)

6	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

Shares		Value ($)

Securities Sold Short (continued)
Common Stocks (continued)

ENERGY - (1.0)%
(45,000)	Apache Corp.	(1,899,900)
(18,000)	EOG Resources, Inc.	(1,942,380)

		(3,842,280)

FINANCIAL - (9.3)%
(106,000)	Bank of the Ozarks, Inc.	(5,135,700)
(60,000)	Blackstone Group L.P. (The)	(1,921,200)
(75,000)	BofI Holding, Inc. (e)	(2,242,500)
(40,936)	Cincinnati Financial Corp.	(3,068,972)
(19,900)	FactSet Research Systems, Inc.	(3,835,924)
(25,300)	Nasdaq, Inc.	(1,943,799)
(20,000)	Northern Trust Corp.	(1,997,800)
(284,328)	People’s United Financial, Inc.	(5,316,934)
(63,500)	Principal Financial Group, Inc.	(4,480,560)
(37,800)	TD Ameritrade Holding Corp.	(1,932,714)
(72,000)	US Bancorp	(3,857,760)

		(35,733,863)

HEALTHCARE - (0.9)%
(15,788)	Becton Dickinson and Co.	(3,379,579)

INDUSTRIALS - (3.6)%
(40,000)	GATX Corp.	(2,486,400)
(28,500)	JB Hunt Transport Services, Inc.	(3,276,930)
(136,500)	Johnson Controls International PLC	(5,202,015)
(25,000)	United Parcel Service, Inc., Class B	(2,978,750)

		(13,944,095)

INFORMATION TECHNOLOGY - (18.0)%
(25,000)	Accenture PLC, Class A	(3,827,250)
(29,500)	Akamai Technologies, Inc. (e)	(1,918,680)
(260,454)	ANGI Homeservices, Inc., Class A (e)	(2,724,349)
(28,200)	Check Point Software Technologies, Ltd. (e)	(2,922,084)
(20,000)	Citrix Systems, Inc. (e)	(1,760,000)
(6,800)	Coherent, Inc. (e)	(1,919,096)
(155,000)	Conduent, Inc. (e)	(2,504,800)
(95,000)	Etsy, Inc. (e)	(1,942,750)
(14,700)	F5 Networks, Inc. (e)	(1,928,934)
(19,300)	Global Payments, Inc.	(1,934,632)
(74,000)	Jabil, Inc.	(1,942,500)
(151,292)	Marvell Technology Group, Ltd.	(3,248,239)
(92,876)	Match Group, Inc. (e)	(2,907,947)
(36,800)	Maxim Integrated Products, Inc.	(1,923,904)
(21,900)	Microchip Technology, Inc.	(1,924,572)
(81,500)	Oracle Corp.	(3,853,320)
(56,500)	Paychex, Inc.	(3,846,520)
(26,500)	PayPal Holdings, Inc. (e)	(1,950,930)
(34,000)	SAP AG ADR	(3,820,240)
(46,000)	Seagate Technology PLC	(1,924,640)
(85,000)	Snap, Inc., Class A (e)	(1,241,850)
(58,000)	Teradata Corp. (e)	(2,230,680)
(183,123)	Vantiv, Inc., Class A (e)	(13,468,697)
(20,000)	Workday, Inc., Class A (e)	(2,034,800)

		(69,701,414)

Shares		Value ($)

MATERIALS - (0.8)%
(54,500)	Sonoco Products Co.	(2,896,130)

TELECOMMUNICATION SERVICES - (0.5)%
(49,900)	AT&T, Inc.	(1,940,112)

UTILITIES (e) - (1.2)%
(258,876)	Vistra Energy Corp.	(4,742,608)

	Total Common Stocks (Cost $146,984,249)	(151,800,890)

Exchange-Traded Funds - (6.8)%
(67,104)	Financial Select Sector SPDR Fund ETF	(1,872,873)
(21,500)	iShares Russell 1000 Growth ETF	(2,895,620)
(21,100)	iShares Transportation Average ETF	(4,043,393)
(43,200)	SPDR S&P 500 ETF Trust	(11,528,352)
(20,000)	VanEck Vectors Semiconductor ETF	(1,956,200)
(24,000)	Vanguard Information Technology ETF	(3,953,520)

	Total Exchange-Traded Funds (Proceeds $25,351,831)	(26,249,958)

	Total Securities Sold Short (Proceeds $172,336,080)	(178,050,848)

Other Assets & Liabilities, Net - 40.7%		157,334,901

Net Assets - 100.0%		386,605,971

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $4,819,152. The loaned securities were secured with cash and securities collateral of $4,946,893. Collateral is calculated based on prior day’s prices.
(c)	Affiliated issuer. Assets with a total aggregate market value of $6,384,025, or 1.7% of net assets, were affiliated with the Fund as of December 31, 2017.
(d)	Represents investments of cash collateral received in connection with securities lending.
(e)	No dividend payable on security sold short.
(f)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $304,242,858.

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counter- party	Expiration Date	Number of Contracts	Notional Value	Cost	Value
PURCHASED CALL OPTION:
Discovery Communications, Inc.	$22.50	Jefferies	January 2018	763	$1,716,750	$58,790	$22,890

PURCHASED PUT OPTIONS:
Amazon.com, Inc.	$1,130.00	Bank of America	January 2018	30	$3,390,000	$67,278	$18,690
Facebook, Inc.	170.00	Bank of America	January 2018	600	10,200,000	208,696	60,000
United Technologies Corp. 105.00 Jefferies			September 2018	242	2,541,000	92,093	36,300

						368,067	114,990

Total Purchased Options Contracts						$426,857	$137,880

Written options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counter- party	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTION:
United Technologies Corp.	$125.00	Jefferies	September 2018	208	$2,600,000	$100,442	$(176,800)

WRITTEN PUT OPTIONS:
Facebook, Inc.	$160.00	Bank of America	January 2018	600	$9,600,000	$67,550	(12,600)
VISA, Inc.	100.00	Bank of America	January 2018	500	5,000,000	26,460	(3,000)

						94,010	(15,600)

Total Written Options Contracts						$194,452	$(192,400)

The Fund had the following futures contracts, for which $272,700 was pledged as collateral, open at December 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
British Pound Future	March 2018	164	$13,895,925	$114,488

Short Future:
EURO FX Future	March 2018	30	$(4,528,312)	$(88,141)

				$26,347

Swap contracts outstanding as of December 31, 2017 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY INDEX TRS
DXC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 9, 2018	USD	$12,168,407	$895	$1,869,555	$1,870,450
TWX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 25, 2018		10,806,446	498	(257,769)	(257,271)
STRP.A	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	April 12, 2018		5,698,739	1,434	28,677	30,111
BDX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 9, 2018		2,712,174	1,288	674,952	676,240
MON.N	1 Month USD LIBOR	Upon Maturity	Goldman Sachs International	July 12, 2018		3,914,926	1,466	(140,404)	(138,938)
CSGN.S	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018	CHF	5,343,673	1,367	838,080	839,447
ADP.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018	USD	8,858,143	337	261,529	261,866
BK.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018		8,076,453	602	145,595	146,197

8	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS (continued)
C.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018	USD	$3,584,175	$4,454	$325,075	$329,529
SNI.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018		5,423,706	254	(39,176)	(38,922)
WPG.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 14, 2018	GBP	11,121,228	11,582	455,610	467,192
CPN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 23, 2018	USD	2,601,334	668	45,878	46,546
PAYS.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 30, 2018	GBP	5,843,805	7,537	48,131	55,668
HSNI	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 4, 2018	USD	3,654,652	9,191	211,787	220,978
FLEX.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 14, 2018		7,905,674	1,748	335,081	336,829
OA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 20, 2018		11,177,532	320	(125,077)	(124,757)
DWDP.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 21, 2018		7,957,613	2,591	(5,875)	(3,284)
NETS.CO	1 Month USD CIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 28, 2018	DKK	30,034,401	701	77,021	77,722
AVA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 5, 2018	USD	3,877,618	12,518	(51,095)	(38,577)
COL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 5, 2018		7,447,679	231	83,322	83,553
IAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 17, 2018		6,597,907	245	(172,752)	(172,507)
DYN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 1, 2018		4,753,244	1,969	(82,990)	(81,021)
CAVM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 23, 2018		5,873,637	184	(86,672)	(86,488)
VNTV.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 30, 2018		5,814,946	377	(12,078)	(11,701)
DISCK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 5, 2018		2,734,733	787	264,774	265,561
GNCMA.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 11, 2018		3,352,097	6,200	178,809	185,009
NXPI.O	1 Day Federal Effective Rate plus 0.55%	Upon Maturity	Morgan Stanley Capital Services, Inc.	January 30, 2019		33,786,320	1,081	191,574	192,655
MSQQUMOS	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley Capital Services, Inc.	May 17, 2019		6,323,519	247	51,835	52,082

Total Long Equity TRS									$5,184,169

SHORT EQUITY TRS
GSS6CHEM	1 Month USD LIBOR minus 0.40%	Quarterly	Goldman Sachs International	October 12, 2018	USD	$(3,738,636)	$(130)	$(91,570)	$(91,700)
GSMEFLX7	1 Month USD LIBOR minus 0.40%	Quarterly	Goldman Sachs International	December 27, 2018		(13,726,291)	(1)	(5,351)	(5,352)
MSXXNTCH	1 Day Federal Effective Rate minus 0.35%	Quarterly	Morgan Stanley Capital Services, Inc.	February 8, 2019		(3,840,958)	(160)	38,902	38,742
MSXXITHB	1 Day Federal Effective Rate minus 0.35%	Quarterly	Morgan Stanley Capital Services, Inc.	February 8, 2019		(5,769,551)	(460)	(130,247)	(130,707)
MSQQUTML	1 Day Federal Effective Rate minus 0.40%	Quarterly	Morgan Stanley Capital Services, Inc.	May 17, 2019		(5,058,685)	(118)	66,187	66,069
MSQQUGRL	1 Day Federal Effective Rate minus 0.50%	Quarterly	Morgan Stanley Capital Services, Inc.	May 17, 2019		(7,482,115	(222)	(107,658)	(107,880)

Total Short Equity TRS									$(230,828)

Total Return Swaps									$4,953,341

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) US Momentum Short Index as of December 31, 2017.

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS US Momentum Short Index MSQQUMOS
CenturyLink Inc	26,592	$443,553	2.23%
The Kroger Co.	15,183	416,763	2.09%
Simon Property Group Inc	2,393	410,901	2.06%
Schlumberger Ltd	5,998	404,236	2.03%
Walgreens Boots Alliance Inc	5,398	392,026	1.97%
Kellogg Co	5,675	385,792	1.94%
Target Corp	5,847	381,485	1.92%
General Electric Co	21,483	374,879	1.88%
CVS Health Corp	5,170	374,829	1.88%
The Kraft Heinz Co.	4,795	372,829	1.87%
Anadarko Petroleum Corp	6,909	370,613	1.86%
Allergan PLC	2,239	366,319	1.84%
General Mills Inc	5,953	352,967	1.77%
Pioneer Natural Resources Co	1,844	318,819	1.60%
The Macerich Co.	4,647	305,183	1.53%
Macy’s Inc	11,419	287,634	1.44%
The JM Smucker Co	2,089	259,485	1.30%
Envision Healthcare Corp	7,417	256,317	1.29%
Equifax Inc	2,005	236,439	1.19%
Campbell Soup Co	4,771	229,518	1.15%
Whiting Petroleum Corp	8,230	217,919	1.09%
Mallinckrodt PLC	9,597	216,502	1.09%
Coty Inc	10,479	208,435	1.05%
Akamai Technologies Inc	3,186	207,200	1.04%
Nielsen Holdings PLC	5,391	196,250	0.99%
AutoZone Inc	265	188,344	0.95%
Chipotle Mexican Grill Inc	647	187,063	0.94%
Foot Locker Inc	3,907	183,157	0.92%
Continental Resources Inc/OK	3,440	182,211	0.91%
Taubman Centers Inc	2,709	177,242	0.89%
Ulta Beauty Inc	777	173,750	0.87%
Hertz Global Holdings Inc	7,854	173,566	0.87%
MEDNAX Inc	3,235	172,860	0.87%
Hormel Foods Corp	4,714	171,549	0.86%
Newell Brands Inc	5,536	171,053	0.86%
Baker Hughes a GE Co	5,372	169,981	0.85%
Universal Health Services Inc	1,487	168,495	0.85%
L Brands Inc	2,691	162,034	0.81%
Patterson Cos Inc	4,286	154,843	0.78%
DexCom Inc	2,652	152,172	0.76%
Noble Energy Inc	5,183	151,035	0.76%
F5 Networks Inc	1,149	150,802	0.76%
SCANA Corp	3,743	148,903	0.75%
Molson Coors Brewing Co	1,797	147,516	0.74%
Parsley Energy Inc	4,859	143,058	0.72%
Advance Auto Parts Inc	1,414	140,956	0.71%
HCP Inc	5,295	138,086	0.69%
Apache Corp	3,207	135,394	0.68%
TripAdvisor Inc	3,876	133,583	0.67%
Viacom Inc	4,246	130,828	0.66%
Other	577,938	7,920,841	39.77%

Total	846,986	$19,916,215	100.00%

10	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap in GS (Goldman Sachs) Momentum Factor Long Index as of December 31, 2017.

Security Description	Share	Market Value as of 12/31/17	Percent of Basket’s Net Assets
GS Momentum Factor Long Index GSMEFLX7
Caterpillar Inc	7,156	$1,127,642	1.14%
United Rentals Inc	6,334	1,088,878	1.10%
Valero Energy Corp	11,797	1,084,262	1.10%
Marriott International Inc/MD	7,954	1,079,596	1.09%
Wynn Resorts Ltd	6,390	1,077,290	1.09%
The Boeing Co	3,649	1,076,127	1.09%
Total System Services Inc	13,584	1,074,359	1.09%
The Progressive Corp.	18,994	1,069,742	1.08%
The Home Depot Inc	5,617	1,064,590	1.08%
Constellation Brands Inc	4,642	1,061,022	1.08%
Deere & Co	6,740	1,054,877	1.07%
Vertex Pharmaceuticals Inc	7,000	1,049,020	1.06%
Ameriprise Financial Inc	6,188	1,048,680	1.06%
Wyndham Worldwide Corp	8,987	1,041,324	1.06%
NRG Energy Inc	36,532	1,040,431	1.05%
Hilton Worldwide Holdings Inc	13,023	1,040,017	1.05%
The Sherwin-Williams Co	2,529	1,036,991	1.05%
Rockwell Collins Inc	7,634	1,035,323	1.05%
S&P Global Inc	6,104	1,034,018	1.05%
Netflix Inc	5,385	1,033,705	1.05%
The Allstate Corp	9,839	1,030,242	1.04%
T Rowe Price Group Inc	9,814	1,029,783	1.04%
The Estee Lauder Cos Inc	8,092	1,029,626	1.04%
Rockwell Automation Inc	5,232	1,027,303	1.04%
Packaging Corp of America	8,517	1,026,724	1.04%
Microsoft Corp	12,001	1,026,566	1.04%
Wal-Mart Stores Inc	10,389	1,025,914	1.04%
Activision Blizzard Inc	16,188	1,025,024	1.04%
Visa Inc	8,971	1,022,873	1.04%
Abbott Laboratories	17,919	1,022,637	1.04%
Cboe Global Markets Inc	8,184	1,019,645	1.03%
Lennar Corp	16,090	1,017,532	1.03%
Avery Dennison Corp	8,851	1,016,626	1.03%
TE Connectivity Ltd	10,696	1,016,548	1.03%
Mastercard Inc	6,713	1,016,080	1.03%
News Corp	62,506	1,013,222	1.03%
FMC Corp	10,700	1,012,862	1.03%
DR Horton Inc	19,806	1,011,492	1.03%
McDonald’s Corp	5,874	1,011,033	1.02%
Stanley Black & Decker Inc	5,955	1,010,504	1.02%
CBRE Group Inc	23,296	1,008,950	1.02%
AbbVie Inc	10,422	1,007,912	1.02%
AMETEK Inc	13,896	1,007,043	1.02%
Global Payments Inc	10,045	1,006,911	1.02%
Zoetis Inc	13,973	1,006,615	1.02%
Facebook Inc	5,701	1,005,998	1.02%
ANSYS Inc	6,816	1,005,973	1.02%
VeriSign Inc	8,776	1,004,325	1.02%
Amazon.com Inc	858	1,003,405	1.02%
PerkinElmer Inc	13,709	1,002,402	1.02%
Other	502,862	46,954,023	47.60%

Total	1,058,930	$98,643,687	100.00%

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) US Growth Long Index as of December 31, 2017.

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS US Growth Long Index MSQQUGRL
United Rentals Inc	1,432	$246,129	2.16%
Southwest Airlines Co	3,698	242,018	2.12%
Marriott International Inc/MD	1,780	241,635	2.12%
The Charles Schwab Corp	4,593	235,920	2.07%
T-Mobile US Inc	3,712	235,769	2.06%
Celgene Corp	2,214	231,086	2.02%
Regeneron Pharmaceuticals Inc	606	227,807	1.99%
AbbVie Inc	2,344	226,672	1.98%
Facebook Inc	1,279	225,659	1.98%
Amazon.com Inc	193	225,588	1.98%
American Tower Corp	1,576	224,838	1.97%
Alphabet Inc	212	223,797	1.96%
Micron Technology Inc	5,385	221,445	1.94%
The Progressive Corp	3,927	221,154	1.94%
SBA Communications Corp	1,334	217,955	1.91%
The Sherwin-Williams Co	525	215,295	1.89%
Ulta Beauty Inc	882	197,172	1.73%
Align Technology Inc	874	194,138	1.70%
Comerica Inc	2,196	190,599	1.67%
XPO Logistics Inc	1,970	180,439	1.58%
Vulcan Materials Co	1,401	179,909	1.58%
Cboe Global Markets Inc	1,412	175,868	1.54%
Vertex Pharmaceuticals Inc	1,131	169,500	1.48%
DR Horton Inc	3,192	163,005	1.43%
Square Inc	4,533	157,157	1.38%
Domino’s Pizza Inc	802	151,606	1.33%
Broadcom Ltd	574	147,353	1.29%
Martin Marietta Materials Inc	648	143,303	1.25%
Illumina Inc	614	134,135	1.17%
E*TRADE Financial Corp	2,483	123,076	1.08%
Zayo Group Holdings Inc	3,276	120,554	1.06%
PulteGroup Inc	3,220	107,050	0.94%
AK Steel Holding Corp	18,682	105,740	0.93%
Wayfair Inc	1,285	103,131	0.90%
Allison Transmission Holdings Inc	2,352	101,316	0.89%
LendingTree Inc	283	96,476	0.84%
Burlington Stores Inc	781	96,091	0.84%
Sarepta Therapeutics Inc	1,683	93,659	0.82%
Applied Materials Inc	1,806	92,335	0.81%
Post Holdings Inc	1,161	91,983	0.81%
salesforce.com Inc	877	89,691	0.79%
RH	1,032	88,943	0.78%
BioMarin Pharmaceutical Inc	919	81,953	0.72%
Thor Industries Inc	536	80,808	0.71%
Mastercard Inc	520	78,719	0.69%
Live Nation Entertainment Inc	1,812	77,146	0.68%
Quanta Services Inc	1,960	76,645	0.67%
American Homes 4 Rent	3,481	76,019	0.67%
Norwegian Cruise Line Holdings Ltd	1,416	75,381	0.66%
MarketAxess Holdings Inc	363	73,241	0.64%
Other	113,855	3,643,872	31.91%

Total	218,822	$11,420,780	100.00%

12	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) High Beta Technology Index as of December 31, 2017.

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS High Beta Technology Index MSXXITHB
Universal Display Corp	9,680	$1,671,252	6.70%
FleetCor Technologies Inc	8,457	1,627,381	6.53%
NVIDIA Corp	7,693	1,488,596	5.97%
Cavium Inc	16,728	1,402,308	5.62%
Cypress Semiconductor Corp	86,461	1,317,666	5.28%
Zynga Inc	310,310	1,241,240	4.98%
Proofpoint Inc	13,235	1,175,400	4.71%
Autodesk Inc	11,072	1,160,678	4.65%
First Data Corp	66,758	1,115,526	4.47%
Zendesk Inc	31,679	1,072,017	4.30%
Ciena Corp	46,870	980,989	3.93%
Tech Data Corp	9,874	967,356	3.88%
Paycom Software Inc	11,875	953,919	3.82%
Inphi Corp	23,399	856,403	3.43%
NCR Corp	24,556	834,658	3.35%
RingCentral Inc	16,700	808,280	3.24%
HubSpot Inc	7,863	695,089	2.79%
ARRIS International PLC	26,340	676,675	2.71%
Silicon Motion Technology Corp	11,889	629,641	2.52%
New Relic Inc	9,978	576,429	2.31%
InterDigital Inc/PA	7,272	553,763	2.22%
VeriFone Systems Inc	27,838	493,011	1.98%
NetScout Systems Inc	16,189	492,955	1.98%
Belden Inc	6,103	470,969	1.89%
Sanmina Corp	10,322	340,626	1.37%
Diebold Nixdorf Inc	16,220	265,197	1.06%
Envestnet Inc	5,213	259,868	1.04%
Infinera Corp	34,880	220,790	0.89%
Anixter International Inc	2,647	201,172	0.81%
ACI Worldwide Inc	8,789	199,247	0.80%
CSG Systems International Inc	4,340	190,179	0.76%

Total	891,230	$24,939,280	100.00%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) US TMT Momentum Long Index as of December 31, 2017.

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS US TMT Momentum Long Index MSQQUTML
Wayfair Inc	8,352	$670,415	4.07%
Stamps.com Inc	3,451	648,860	3.94%
ON Semiconductor Corp	29,351	614,612	3.73%
Arista Networks Inc	2,533	596,673	3.62%
DXC Technology Co	6,068	575,898	3.50%
Take-Two Interactive Software Inc	5,232	574,341	3.49%
Coherent Inc	2,028	572,265	3.48%
Micron Technology Inc	13,893	571,296	3.47%
Applied Materials Inc	11,170	571,022	3.47%
NVIDIA Corp	2,930	567,002	3.44%
Lam Research Corp	3,075	566,016	3.44%
Universal Display Corp	3,276	565,575	3.44%
PayPal Holdings Inc	7,665	564,283	3.43%
MKS Instruments Inc	5,966	563,776	3.42%
IAC/InterActiveCorp	4,581	560,180	3.40%
Autodesk Inc	5,301	555,746	3.38%

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS US TMT Momentum Long Index MSQQUTML (continued)
IPG Photonics Corp	2,569	$550,184	3.34%
Square Inc	15,067	522,385	3.17%
Cognex Corp	8,350	510,698	3.10%
Teradyne Inc	12,061	505,013	3.07%
Tableau Software Inc	6,839	473,265	2.87%
The Trade Desk Inc	10,127	463,121	2.81%
Lumentum Holdings Inc	8,732	426,986	2.59%
Atlassian Corp PLC	5,680	258,574	1.57%
KEMET Corp	15,692	236,324	1.44%
Zebra Technologies Corp	2,136	221,765	1.35%
Brooks Automation Inc	7,427	177,139	1.08%
Entegris Inc	5,589	170,176	1.03%
Rogers Corp	1,047	169,591	1.03%
Electro Scientific Industries Inc	7,803	167,216	1.02%
Ultra Clean Holdings Inc	6,680	154,234	0.94%
Advanced Energy Industries Inc	2,226	150,225	0.91%
Extreme Networks Inc	11,819	147,969	0.90%
RingCentral Inc	2,960	143,278	0.87%
Gray Television Inc	8,441	141,381	0.86%
Pegasystems Inc	2,857	134,696	0.82%
2U Inc	2,084	134,410	0.82%
Control4 Corp	4,286	127,563	0.77%
The New York Times Co	6,478	119,843	0.73%
PetMed Express Inc	2,611	118,815	0.72%
Semtech Corp	3,470	118,685	0.72%
Axcelis Technologies Inc	3,953	113,462	0.69%
Hortonworks Inc	5,105	102,664	0.62%
Cabot Microelectronics Corp	992	93,292	0.57%
Versum Materials Inc	2,441	92,384	0.56%
Glu Mobile Inc	23,311	84,853	0.52%
Boingo Wireless Inc	3,504	78,847	0.48%
Everbridge Inc	2,539	75,472	0.46%
Novanta Inc	1,436	71,811	0.44%
FormFactor Inc	4,493	70,308	0.43%

Total	325,677	$16,464,589	100.00%

14	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Equity Fund

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) New Technology Index as of December 31, 2017.

Security Description	Shares	Market Value as of 12/31/17	Percent of Basket’s Net Assets
MS New Technology Index MSXXNTCH
Alibaba Group Holding Ltd	14,097	$2,430,662	13.03%
Amazon.com Inc.	1,832	2,141,971	11.48%
Netflix Inc.	10,683	2,050,672	10.99%
Facebook Inc.	9,536	1,682,641	9.02%
Google Inc.	1,401	1,475,418	7.91%
Priceline Group Inc	786	1,366,339	7.32%
salesforce.com, Inc.	13,323	1,361,966	7.30%
Baidu Inc. (ADR)	5,702	1,335,377	7.16%
Twitter Inc.	47,515	1,140,834	6.11%
Palo Alto Networks Inc.	5,562	806,183	4.32%
Workday Inc.	7,226	735,127	3.94%
ServiceNow Inc.	5,156	672,258	3.60%
Splunk Inc.	5,457	452,054	2.42%
Tableau Software Inc.	4,818	333,379	1.79%
FireEye Inc.	15,131	214,861	1.15%
Tripadvisor Inc.	4,479	154,333	0.83%
Proofpoint Inc.	1,701	151,095	0.81%
Pandora Media Inc.	18,555	89,434	0.48%
LendingClub Corp.	15,177	62,680	0.34%

Total	188,137	$18,657,284	100.00%

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$1,574,440	$1,574,440
Total Borrowings	$1,574,440	$1,574,440
Gross amount of recognized liabilities for securities lending transactions		$1,574,440

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Long/Short Healthcare Fund

Shares		Value ($)

Common Stocks - 91.9%

HEALTHCARE - 91.9%

Biotechnology - 38.2%
10,000	AbbVie, Inc.	967,100
15,700	Adamas Pharmaceuticals, Inc. (a)(b)(c)	532,073
22,500	Aimmune Therapeutics, Inc. (a)	850,950
3,364	Alexion Pharmaceuticals, Inc. (a)(c)	402,301
1,111,399	Amarin Corp. PLC ADR (a)(b)(c)	4,456,710
241,349	Amicus Therapeutics, Inc. (a)(b)(c)	3,473,012
15,000	Audentes Therapeutics, Inc. (a)(c)	468,750
16,663	Bluebird Bio, Inc. (a)(b)	2,967,680
12,300	Global Blood Therapeutics, Inc. (a)(b)	484,005
63,221	Immunomedics, Inc. (a)(b)	1,021,651
43,831	Kadmon Holdings, Inc. (a)(c)	158,668
941,578	Minerva Neurosciences, Inc. (a)(c)	5,696,547
36,150	Otonomy, Inc. (a)(c)	200,633
18,600	Radius Health, Inc. (a)(b)(c)	590,922
12,632	Sage Therapeutics, Inc. (a)(b)(c)	2,080,617
36,320	Shire PLC ADR (c)	5,633,958

		29,985,577

Healthcare Facilities (a)(c) - 10.3%
32,000	Acadia Healthcare Co., Inc.	1,044,160
664,016	Quorum Health Corp.	4,143,460
238,112	Surgery Partners, Inc. (b)	2,881,155

		8,068,775

Healthcare Services (a) - 8.4%
76,558	Envision Healthcare Corp. (b)	2,645,845
65,000	LHC Group, Inc. (c)	3,981,250

		6,627,095

Healthcare Technology (a)(c) - 1.4%
16,000	Cerner Corp.	1,078,240

Life Sciences Tools & Services (a)(c) - 1.2%
4,000	Bio-Rad Laboratories, Inc., Class A	954,680

Managed Healthcare (c) - 16.4%
23,670	Anthem, Inc.	5,325,987
30,328	Humana, Inc.	7,523,467

		12,849,454

Pharmaceuticals – 16.0%
52,000	Collegium Pharmaceutical, Inc. (a)(c)	959,920
825,000	HLS Therapeutics, Inc. (d)(j)	7,573,500
105,605	Marinus Pharmaceuticals, Inc. (a)(b)	861,737
62,500	SteadyMed, Ltd. (a)	231,250
72,271	Zogenix, Inc. (a)(c)	2,894,453

		12,520,860

	Total Common Stocks (Cost $67,177,293)	72,084,681

Preferred Stocks - 4.8%

INFORMATION TECHNOLOGY (d)(e)(j) - 4.8%
608,695	AMINO, Inc., Series C	3,737,387

	Total Preferred Stocks (Cost $3,499,996)	3,737,387

Units		Value ($)

Rights - 0.1%

HEALTHCARE - 0.1%
69,326	Wright Medical Group NV, expires 03/01/2019	104,682

	Total Rights (Cost $188,242)	104,682

Warrants - 1.1%

HEALTHCARE - 1.1%

Biotechnology (a)(j) - 0.7%
1,717,910	Galena Biopharma Inc., expires 03/18/2020	4
118,797	Gemphire Therapeutics, Inc., expires 03/15/2022	493,222
178,571	Kadmon Holdings, Inc., expires 04/13/2018	34,090

		527,316

Life Sciences Tools & Services (a)(j) - 0.1%
62,895	SteadyMed, Ltd., expires 04/25/2022,	95,893

Pharmaceuticals (a)(j) - 0.3%
255,000	SCYNEXIS, Inc., expires 06/21/2021,	262,206

	Total Warrants (Cost $ —)	885,415

Contracts

Purchased Call Options (f) - 0.1%
	Total Purchased Call Options (Cost $82,958)	47,185

Purchased Put Options (f) - 0.9%
	Total Purchased Put Options (Cost $1,806,229)	736,500

Shares

Registered Investment Companies (g) - 5.6%
4,423,352	State Street Navigator Prime Securities Lending Portfolio	4,423,352

	Total Registered Investment Companies (Cost $4,423,352)	4,423,352

Cash Equivalents – 11.4%

Money Market Funds - 11.4%
8,924,957	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.209%	8,924,957

	Total Money Market Funds (Cost $8,924,957)	8,924,957

Total Investments – 115.9%		90,944,159

(Cost $86,103,027)

16	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Healthcare Fund

Shares		Value ($)

Securities Sold Short (i) - (36.7)%

Common Stocks - (26.2)%

CONSUMER DISCRETIONARY (h) - (1.8)%
(31,732)	Weight Watchers International, Inc.	(1,405,093)

CONSUMER STAPLES - (1.0)%
(10,987)	Walgreens Boots Alliance, Inc.	(797,876)

HEALTHCARE - (23.4)%

Biotechnology - (4.9)%
(65,789)	Gemphire Therapeutics, Inc. (h)	(523,023)
(12,820)	Gilead Sciences, Inc.	(918,425)
(32,644)	Intercept Pharmaceuticals, Inc. (h)	(1,907,062)
(15,910)	Myriad Genetics, Inc. (h)	(546,429)

		(3,894,939)

Healthcare Equipment - (9.6)%
(35,226)	Abaxis, Inc.	(1,744,391)
(9,042)	Edwards Lifesciences Corp. (h)	(1,019,124)
(60,000)	Globus Medical, Inc., Class A (h)	(2,466,000)
(10,840)	Stryker Corp.	(1,678,466)
(27,509)	Wright Medical Group NV (h)	(610,700)

		(7,518,681)

Healthcare Facilities (h) - (2.6)%
(23,132)	HCA Healthcare, Inc.	(2,031,915)

Healthcare Services (h) - (1.1)%
(16,319)	Amedisys, Inc.	(860,174)

Healthcare Technology (h) - (2.8)%
(6,346)	athenahealth, Inc.	(844,272)
(100,000)	Quality Systems, Inc.	(1,358,000)

		(2,202,272)

Pharmaceuticals (h) - (2.4)%
(31,470)	Nektar Therapeutics	(1,879,388)

	Total Common Stocks (Proceeds $19,699,814)	(20,590,338)

Exchange-Traded Funds - (10.5)%
(12,562)	iShares Nasdaq Biotechnology Index Fund ETF	(1,345,871)
(81,207)	SPDR S&P Biotech ETF	(6,892,038)

	Total Exchange-Traded Funds (Proceeds $8,124,283)	(8,237,909)

	Total Securities Sold Short (Proceeds $27,824,097)	(28,828,247)

Other Assets & Liabilities, Net – 20.8%		16,352,368

Net Assets - 100.0%		78,468,280

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $13,612,736. The loaned securities were secured with cash and securities collateral of $14,148,611. Collateral is calculated based on prior day’s prices. See Note 4.

(c)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $41,824,367.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $11,310,887, or 14.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017.
(e)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$3,737,387	4.8%

(f)	Options are shown at market value.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	No dividend payable on security sold short.
(i)	As of December 31, 2017, $12,278,836 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Long/Short Healthcare Fund

Purchased options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Health Care Select Sector SPDR Fund ETF	$90.00	Bank of America	March 2018	1,000	9,000,000	$15,091	$5,000
Puma Biotechnology, Inc	110.00	Bank of America	March 2018	59	649,000	67,867	42,185

						82,958	47,185

PURCHASED PUT OPTIONS:
iShares Nasdaq Biotechnology Index Fund ETF	$103.33	Bank of America	March 2018	3,000	30,999,000	1,566,092	603,000
Health Care Select Sector SPDR Fund ETF	80.00	Bank of America	March 2018	1,000	8,000,000	85,091	80,000
SPDR S&P Biotech ETF	79.00	Bank of America	March 2018	500	3,950,000	155,046	53,500

						1,806,229	736,500

Total Purchased Options Contracts						$1,889,187	$783,685

Written options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
SPDR S&P Biotech ETF	$89.00	Bank of America	March 2018	500	4,450,000	$75,596	$(103,500)

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$4,423,352	$4,423,352
Total Borrowings	$4,423,352	$4,423,352
Gross amount of recognized liabilities for securities lending transactions		$4,423,352

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Merger Arbitrage Fund

Shares		Value ($)

Common Stocks - 84.9%

CONSUMER DISCRETIONARY - 7.4%
33,800	Abertis Infraestructuras SA	752,634
400	Capella Education Co.	31,052
50,000	Discovery Communications, Inc., Class C (a)	1,058,500
22,201	Tribune Media Co., Class A (b)	942,876

		2,785,062

CONSUMER STAPLES (b) - 11.5%
24,300	Avista Corp.	1,251,207
45,353	HSN, Inc.	1,829,994
50,605	Sun Bancorp, Inc.	1,229,701

		4,310,902

ENERGY (b) - 1.1%
24,651	Alon USA Partners LP	421,285

FINANCIAL - 30.6%
58,700	Atlantic Acquisition Corp. (a)	578,782
27,083	Black Ridge Acquisition Corp. (a)(b)	262,299
30,000	Capitol Investment Corp. IV, UNIT (a)(b)	300,750
4,211	Clifton Bancorp, Inc. (b)	72,008
9,000	CM Seven Star Acquisition Corp. (a)(b)	86,850
48,000	CM Seven Star Acquisition Corp., UNIT (a)(b)	479,040
38,955	Coastal Banking Co., Inc. (a)	821,950
48,600	Constellation Alpha Capital Corp. (a)(b)	472,635
11,208	FNB Bancorp	408,980
38,800	Forum Merger Corp., Class A (a)(b)	387,224
60,000	Haymaker Acquisition Corp., UNIT (a)(b)	594,000
52,700	Hennessy Capital Acquisition Corp. III (a)(b)	516,460
10,000	Industrea Acquisition Corp., Class A (a)(b)	97,350
40,000	Industrea Acquisition Corp., UNIT (a)(b)	403,200
93,225	Jensyn Acquisition Corp. (a)	960,217
39,300	Kayne Anderson Acquisition Corp., Class A (a)(b)	381,603
10,000	Kayne Anderson Acquisition Corp., UNIT (a)(b)	99,600
20,000	KBL Merger Corp. IV (a)(b)	197,000
75,000	Legacy Acquisition Corp., UNIT (a)(b)	745,500
25,000	M III Acquisition Corp. (a)	248,000
48,100	Modern Media Acquisition Corp. (a)(b)	472,823
50,000	Mosaic Acquisition Corp., UNIT (a)(b)	506,250
10,304	National Energy Services Reunited Corp. (a)	102,525
49,000	Osprey Energy Acquisition Corp. (a)(b)	471,625
60,000	Regalwood Global Energy, Ltd., UNIT (a)	597,000
45,000	Sentinel Energy Services, Inc., UNIT (a)(b)	448,650
38,090	Stellar Acquisition III, Inc. (a)(b)	388,899
41,325	Vantage Energy Acquisition Corp., Class A (a)	401,679

		11,502,899

HEALTHCARE (a)(b) - 3.4%
108,941	Enzymotec, Ltd.	1,290,951

Shares		Value ($)

INDUSTRIALS - 7.7%
3,090	ASH Grove Cement Co. (b)	1,591,350
32,900	Hardinge, Inc.	573,118
51,200	HNZ Group, Inc. (a)	764,149

		2,928,617

INFORMATION TECHNOLOGY (a)(b) - 17.1%
54,885	NXP Semiconductor NV	6,426,485

TELECOMMUNICATION SERVICES (a) - 6.1%
30,567	Hawaiian Telcom Holdco, Inc.	943,298
160,000	magicJack VocalTec, Ltd. (b)	1,352,000

		2,295,298

	Total Common Stocks (Cost $31,380,212)	31,961,499

Contracts

Purchased Call Options - 0.0%
	Total Purchased Call Options (Cost $15,759)	5,940

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $18,880)	7,350

Shares

Cash Equivalents - 16.4%
6,162,225	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.219%	6,162,225

	Total Cash Equivalents (Cost $6,162,225)	6,162,225

Total Investments – 101.3%		38,137,014

(Cost $37,577,075)

Securities Sold Short - (44.1)%

Common Stocks - (44.1)%

CONSUMER DISCRETIONARY - (2.8)%
(10,264)	Liberty Ventures, Series A (a)(c)	(556,719)
(9,120)	Penn National Gaming, Inc. (a)(c)	(285,730)
(5,107)	Sinclair Broadcast Group, Inc., Class A	(193,300)
(300)	Strayer Education, Inc.	(26,937)

		(1,062,686)

ENERGY - (1.1)%
(12,068)	Delek US Holdings, Inc.	(421,656)

FINANCIAL - (8.0)%
(58,638)	Associated Banc-Corp	(1,489,405)
(4,649)	Kearny Financial Corp.	(67,178)
(40,279)	OceanFirst Financial Corp.	(1,057,324)
(10,982)	TriCo Bancshares	(415,779)

		(3,029,686)

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Merger Arbitrage Fund

Shares		Value ($)
Securities Sold Short (continued)

Common Stocks (continued)

HEALTHCARE - (5.0)%
(3,615)	Becton Dickinson and Co.	(773,827)
(2,575)	CVS Health Corp.	(186,688)
(15,181)	LHC Group, Inc. (a)(c)	(929,836)

		(1,890,351)

INDUSTRIALS - (0.4)%
(1,050)	United Technologies Corp.	(133,948)

INFORMATION TECHNOLOGY - (11.5)%
(33,042)	ANGI Homeservices, Inc., Class A (a)(c)	(345,619)
(29,486)	Marvell Technology Group, Ltd.	(633,065)
(11,808)	Match Group, Inc. (a)(c)	(369,709)
(40,637)	Vantiv, Inc., Class A (a)(c)	(2,988,851)

		(4,337,244)

TELECOMMUNICATION SERVICES - (6.3)%
(10,502)	AT&T, Inc.	(408,318)
(19,783)	Cincinnati Bell, Inc. (a)(c)	(412,475)
(69,756)	Discovery Communications, Inc., Class A (a)(b)(c)	(1,561,139)

		(2,381,932)

Shares		Value ($)

UTILITIES - (8.9)%
(60,066)	Great Plains Energy, Inc.	(1,936,528)
(77,679)	Vistra Energy Corp. (a)(c)	(1,423,079)

		(3,359,607)

	Total Common Stocks (Proceeds $16,041,284)	(16,617,110)

	Total Securities Sold Short (Proceeds $16,041,284)	(16,617,110)

Other Assets & Liabilities, Net - 42.8%		16,122,878

Net Assets - 100.0%		37,642,782

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $24,157,258.
(c)	No dividend payable on security sold short.

Purchased options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counter- party	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Discovery Communications, Inc.	$22.50	Jefferies	January 2018	198	$445,500	$15,759	$5,940

PURCHASED PUT OPTIONS:
United Technologies Corp.	$105.00	Jefferies	September 2018	49	514,500	18,880	7,350

Total Purchased Options Contracts						$34,639	$13,290

Written options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Counter- party	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
United Technologies Corp.	$125.00	Jefferies	September 2018	42	$525,000	$(20,294)	$(35,700)

The Fund had the following futures contracts, for which $208,394 was pledged as collateral, open at December 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
British Pound Future	March 2018	36	$3,050,325	$31,938

Short Futures:
EURO Fx Future	March 2018	5	$(754,719)	$(14,594)
Canadian Dollar Future	March 2018	10	(799,000)	(20,750)

				$(3,406)

20	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Merger Arbitrage Fund

The Fund had the following swaps contracts, for which $0 was pledged as collateral, open at December 31, 2017:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
TWX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 25, 2018	USD	$2,313,610	$94	$(49,315)	$(49,221)
STRP.A	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	April 12, 2018		1,329,456	28	(2,619)	(2,591)
BDX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	May 9, 2018		657,781	39	116,825	116,864
MON.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 12, 2018		1,342,577	43	(37,927)	(37,884)
SNI.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018		1,410,540	62	(16,460)	(16,398)
BKMU.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 6, 2018		1,335,781	528	146,644	147,172
WPG.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 14, 2018	GBP	2,461,878	1,189	109,165	110,354
CPN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 23, 2018	USD	544,485	141	13,930	14,071
PAYS.L	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 30, 2018	GBP	3,565,827	1,782	29,333	31,115
OA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 20, 2018	USD	3,806,308	109	(36,459)	(36,350)
NETS.CO	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 28, 2018	DKK	9,156,502	4,578	27,256	31,834
COL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 5, 2018	USD	1,890,016	54	30,867	30,921
IAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 17, 2018		868,315	25	(51,671)	(51,646)
DYN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 1, 2018		1,419,717	453	(12,004)	(11,551)
AMI.TO	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 13, 2018	CAD	713,520	1,520	(812)	708
AXIA.MC	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 22, 2018	EUR	320,905	160	1,242	1,402
CAVM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 23, 2018	USD	1,152,684	51	(20,262)	(20,211)
WR.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 27, 2018		1,951,390	136	(49,840)	(49,704)
BV.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 29, 2018		1,262,513	880	(2,565)	(1,685)
BGC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 6, 2018		562,424	73	5,591	5,664
RGC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 7, 2018		1,772,103	297	22,912	23,209
AAAP.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 10, 2018		2,087,790	97	(129)	(32)
GNCMA.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 11, 2018		649,689	62	(13,488)	(13,426)
SIGM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 12, 2018		1,325,849	730	6,873	7,603
AET.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 12, 2018		560,577	12	(6,606)	(6,594)
PUR.TO	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 13, 2018	CAD	1,207,670	4,050	3,600	7,650

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Merger Arbitrage Fund

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS (continued)
ACX.AX	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 20, 2018	AUD	$2,131,060	$964	$4,671	$5,635
BETR.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 20, 2018	USD	206,652	139	1,354	1,493
PNK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 20, 2018		673,349	83	37,645	37,728
AFAM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 27, 2018		924,769	63	(6,679)	(6,616)
RXDX.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 27, 2018		605,585	86	(2,345)	(2,259)
GTO.AS	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 28, 2018	EUR	742,386	371	(261)	110

Total Long Equity TRS									$267,365

SHORT EQUITY TRS
QVCA.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 12, 2018	USD	$(1,735,948)	$(284)	$(87,554)	$(87,192)

Total Short Equity TRS									$(87,192)

Total Return Swaps									$180,173

22	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 50.4%

CONSUMER DISCRETIONARY - 2.7%
1,666,667	Truck Hero, Inc., 3-month LIBOR + 8.250%, 04/21/2025	1,679,167

CONSUMER PRODUCTS - 2.6%
1,566,007	Laureate Education, Inc. Term Loan B, 1-month LIBOR + 4.500%, 04/26/2024	1,581,996

ENERGY - 14.5%
2,521,643	Azure Midstream Energy LLC Term Loan B, 1-month LIBOR + 6.500%, 11/15/2018	2,282,843
3,227,482	Chief Exploration & Development LLC Second Lien Term Loan, 3-month LIBOR + 6.500% , 05/16/2021	3,181,765
3,738,682	Fieldwood Energy LLC First Lien Last Out Term Loan, 3-month LIBOR + 7.125%, 09/30/2020	2,623,321
844,278	Traverse Midstream Partners LLC, 6-month LIBOR + 4.000%, 09/27/2024	856,625

		8,944,554

FINANCIAL - 3.2%
284,275	Forterra Finance, LLC, 1-month LIBOR + 3.000%, 10/25/2023	266,752
1,762,582	Walter Investment Management Corp. Tranche B Term Loan B, 1-month LIBOR + 3.750%, 12/18/2020	1,690,431

		1,957,183

HEALTHCARE - 3.5%
697,756	Quorum Health Corporation Term Loan B, 1-month LIBOR + 6.750% , 04/29/2022	706,478
1,486,102	U.S. Renal Care, Inc. Term Loan B, 3-month LIBOR + 4.250%, 12/31/2022	1,467,525

		2,174,003

HOUSING - 1.6%
987,342	84 Lumber Company, 1-month LIBOR + 5.250%, 10/25/2023	999,067

MANUFACTURING - 1.5%
933,333	VC GB Holdings, Inc. Second Lien Term Loan, 1-month LIBOR + 8.000% , 02/28/2025	943,833

MEDIA & TELECOMMUNICATIONS (k) - 1.8%
1,500,000	iHeartCommunications, Inc. Tranche D Term Loan, 3-month LIBOR + 6.750%, 01/30/2019	1,129,372

RETAIL - 9.2%
2,483,719	Academy, Ltd. Term Loan B, 1-month LIBOR + 4.000%, 07/01/2022	1,966,795
1,755,990	Toys ‘R’ Us-Delaware, Inc. 1-month LIBOR + 8.750%, 01/18/2019	1,803,401
3,862,052	Term Loan B-4 (g)	1,911,716

		5,681,912

Principal Amount ($)		Value ($)

SERVICE - 3.0%
2,000,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 1-month LIBOR + 6.500%, 07/25/2022	1,880,000

TELECOMMUNICATIONS (b) - 1.3%
18,742	TerreStar Corporation 11.000% PIK, 02/27/2020	18,742
799,273	Term Loan A, 11.000% PIK, 02/27/2020	796,875

		815,617

TRANSPORTATION - 2.6%
1,626,318	Gruden Acquisition, Inc.3-month LIBOR + 5.500%, 08/18/2022	1,633,100

UTILITIES - 2.7%
1,623,513	Granite Acquisition, Inc. Second Lien Term Loan B, 3-month LIBOR + 7.250%, 12/19/2022	1,634,877
15,190,310	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (c)	39,495

		1,674,372

	Total U.S. Senior Loans (Cost $33,256,957)	31,094,176

Foreign Denominated Or Domiciled Senior Loans (a) - 6.5%

CANADA - 0.9%
561,094	Sandvine Corporation, 3-month LIBOR + 5.750%7.32%, 09/21/2022	543,559

LUXEMBOURG - 5.6%
1,302,197	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, 1-month LIBOR + 4.750%, 04/28/2021	1,257,317
2,499,792	Second Lien Initial Term Loan, 1-month LIBOR + 8.250%, 04/28/2022	2,230,027

		3,487,344

	Total Foreign Denominated or Domiciled Senior Loans (Cost $3,600,094)	4,030,903

Collateralized Loan Obligations (d)(e) - 7.7%
1,000,000	Acis CLO, Ltd. Series 2014-5A, Class E1, 3-month LIBOR + 6.520%, FRN, 11/01/2026 (l)	1,001,250
1,000,000	Eaton Vance CLO, Ltd. Series 2013-1A, Class DR, 3-month LIBOR + 7.600%, FRN, 01/15/2028	1,035,814
464,814	Highland Park CDO I, Ltd. Series 2006-1A, Class A2, 3-month LIBOR + 0.400%, FRN, 11/25/2051 (l)	448,546
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E, 3-month LIBOR + 4.500%, FRN, 04/18/2026	2,276,570

	Total Collateralized Loan Obligations (Cost $4,433,769)	4,762,180

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes - 2.9%

ENERGY (d) - 0.0%
464	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021	376

HEALTHCARE EQUIPMENT & SERVICES (f) - 2.1%
453,000	Quorum Health Corp. 11.63%, 04/15/2023	444,506
900,000	Surgery Center Holdings, Inc. 6.75%, 07/01/2025 (d)	855,000

		1,299,506

RETAIL (d) - 0.0%
700	Guitar Center, Inc. 6.50%, 04/15/2019	651

TELECOMMUNICATION SERVICES (g) - 0.4%
2,500,000	Avaya, Inc. (b)	—
2,895,971	iHeartCommunications, Inc.,	253,398

		253,398

UTILITIES - 0.4%
2,437,000	Ocean Rig UDW, Inc. (b)(d)(g)	168,153
3,506,000	Texas Competitive Electric Holdings Co., LLC (c)	12,271
15,307,000	Texas Competitive Electric Holdings Co., LLC (c)	53,574
467,000	Texas Competitive Electric Holdings Co., LLC (c)	1,635
3,000,000	Texas Competitive Electric Holdings Co., LLC (c)	13,500

		249,133

	Total Corporate Bonds & Notes (Cost $5,224,067)	1,803,064

Foreign Corporate Bonds & Notes - 0.7%

CANADA - 0.7%

USD (d)
500,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	459,375

NETHERLANDS (g) - 0.0%

USD
220,068	Celtic Pharma Phinco BV (b)	—
97,918	Celtic Pharma Phinco BV (b)	—

		—

	Total Foreign Corporate Bonds & Notes (Cost $639,587)	459,375

Shares

Common Stocks - 20.9%

BANKS (h) - 0.3%
206,249	Walter Investment Management Corp.	173,827

CHEMICALS (h) - 3.4%
105,492	MPM Holdings, Inc.	2,109,840

Shares		Value ($)

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
24	Pendrell Corp.	14,292

ENERGY (f) - 0.0%
1	Arch Coal, Inc., Class A	93

MATERIALS (b) - 4.1%
6,632	Omnimax International, Inc.	2,540,698

MEDIA (h)(i) - 1.1%
6,363	Metro-Goldwyn-Mayer, Inc., Class A	656,980

INFORMATION TECHNOLOGY (f)(h) - 1.8%
62,130	Avaya Holdings Corp.	1,090,381

TELECOMMUNICATION SERVICES (b)(h)(i) - 2.6%
5,082	TerreStar Corporation	1,587,298

UTILITIES - 7.6%
3,322	Entegra TC LLC, Class A (b)	52,056
253,272	Vistra Energy Corp. (f)(h)	4,639,943

		4,691,999

	Total Common Stocks (Cost $15,587,498)	12,865,408

Preferred Stocks - 1.8%

FINANCIALS (d)(e)(l) - 1.8%
1,500	Grayson CLO, Ltd., Series II	611,250
1,000	Westchester CLO, Ltd.	467,750

		1,079,000

	Total Preferred Stocks (Cost $1,443,578)	1,079,000

Units

Rights - 0.4%

UTILITIES - 0.4%
253,272	Texas Competitive Electric Holdings Co., LLC	246,940

	Total Rights (Cost $848,378)	246,940

Warrants - 0.0%

INFORMATION TECHNOLOGY (h) - 0.0% (b)
10,195	Avaya Holdings Corp.	24,570

	Total Warrants (Cost $14,311)	24,570

Shares

Registered Investment Companies - 6.1%
264,805	State Street Navigator Prime Securities Lending Portfolio (j)	3,793,605

	Total Registered Investment Companies (Cost $3,793,605)	3,793,605

24	See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2017	Highland Opportunistic Credit Fund

Shares		Value ($)

Cash Equivalents - 6.7%

MONEY MARKET FUNDS - 6.7%
4,146,353	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.218%	4,146,353

	Total Money Market Funds (Cost $4,146,353)	4,146,353

Total Investments – 104.2%		64,305,574

(Cost $72,988,197)
Other Assets & Liabilities, Net – (4.2)%		(2,583,126)

Net Assets - 100.0%		61,722,448

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $5,188,392, or 8.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017.
(c)	Represents value held in escrow pending future events. No interest is being accrued.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $7,324,735 or 11.9% of net assets.
(e)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2017. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.56%, 3 months equal to 1.69% and 6 months equal to 1.84%.
(f)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $256,927. The loaned securities were secured with cash and securities collateral of $7,216,585. Collateral is calculated based on prior day’s prices. See Note 4.
(g)	The issuer is, or is in danger of being, in default of its payment obligation.
(h)	Non-income producing security.

(i)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn- Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$656,980	1.1%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,587,298	2.6%

(j)	Represents investments of cash collateral received in connection with securities lending.
(k)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(l)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$3,793,605	$3,793,605
Total Borrowings	$3,793,605	$3,793,605
Gross amount of recognized liabilities for securities lending transactions		$3,793,605

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See Glossary on page 26 for abbreviations along with accompanying Notes to Financial Statements.	25

GLOSSARY: (abbreviations that may be used in the preceding statements) (unaudited)

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Underlying Instrument Abbreviations:
AAAP.OQ	Advanced Accelerator Application SA
ACX.AX	Aconex, Ltd.
ADP.O	Automatic Data Processing
AET.N	Aetna, Inc.
AFAM.OQ	Almost Family, Inc.
AMI.TO	Aurico Metals, Inc.
AVA.N	Avista Corp.
AXIA.MC	Axiare Patrimonio Socimi SA
BDX.N	Becton Dickinson and Co.
BETR.N	Amplify Snack Brands, Inc.
BGC.N	General Cable Corp.
BK.N	Bank of New York Mellon Corp.
BKMU.OQ	Bank Mutual Corp.
BV.OQ	BazaarVoice, Inc.
C.N	Citigroup, Inc.
CAVM.OQ	Cavium, Inc.
COL.N	Rockwell Collins, Inc.
CPN.N	Calpine Corp.
CSGN.S	Credit Suisse Group AG
DISCK.OQ	Discovery Communications
DWDP.N	DowDuPont, Inc.
DXC.N	DXC Technology Co.
DYN.N	Dynegy, Inc.
FLEX.OQ	Flex, Ltd.
GNCMA.OQ	General Communication, Inc.
GSMEFLX7	Momentum Factor L Dec 17
GSS6CHEM	GSS6CHEM
GTO.AS	Gemalto
HSNISWP	HSN, Inc.
IAC.OQ	IAC/InteractiveCorp
MON.N	Monsanto Co.
MSQQUGRL	Morgan Stanley US Index
MSXXITHB	Morgan Stanley High Beta Technology Index
MSXXNTCH	Morgan Stanley Index
NETS.CO	Nets A/S
NXPI.O	NXP Semiconductors NV
OA.N	Orbital ATK, Inc.
PAYS.L	PaySafe Group PLC
PNK.OQ	Pinnacle Entertainment, Inc.
PUR.TO	Pure Technologies Ltd
QVCA.OQ	Liberty Interactive Corp.
RGC.N	Regal Entertainment Group
RXDX.OQ	Ignyta, Inc.
SIGM.OQ	Sigma Designs, Inc.
SNI.O	Scripps Networks Interactive
STRP.A	Straight Path Communications
TWX.N	Time Warner, Inc.
VNTV.N	Vantiv, Inc.
WPG.L	WorldPay Group PLC
WR.N	Westar Energy, Inc.

26	Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2017 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Merger Arbitrage Fund ($)	Highland Opportunistic Credit Fund ($)
Assets
Investments, at value(a)	361,225,826	82,019,202	31,974,789	60,159,221
Affiliated investments, at value (Note 9)	6,384,025	—	—	—

Total Investments, at value	367,609,851	82,019,202	31,974,789	60,159,221
Cash equivalents (Note 2)	39,712,067	8,924,957	6,162,225	4,146,353
Cash	—	—	13,871	—
Restricted Cash — Futures (Note 3)	272,700	—	63,258	—
Restricted Cash — Securities Sold Short and Written Options (Notes 2 and 3)	75,364,832	12,278,070	14,987,752	—
Restricted Cash — Swap (Note 2)	47,540,000	—	—	—
Foreign currency	742	—	5,109	—
Swaps, at value	6,242,446	—	574,443	—
Receivable for:
Investments sold	62,139,239	11,219,659	2,921,553	2,559,037
Dividends and interest	418,509	21,846	9,330	531,325
Due from broker	—	—	—	157,098
Investment advisory and administration fees (Note 6)	—	—	7,887	—
Fund shares sold	557,488	119,247	—	28,309
Variation margin on futures contracts	91,913	—	141,729	—
Prepaid expenses and other assets	91,373	463,764	68,995	144,546

Total assets	600,041,160	115,046,745	56,930,941	67,725,889

Liabilities
Due to custodian	383	—	—	—
Due to broker	—	—	150,000	—
Securities sold short, at value (Notes 2 and 8)	178,050,848	28,828,247	16,617,110	—
Written options contracts, at value (Note 3)	192,400	103,500	35,700	—
Swaps, at value	1,289,105	—	394,270	—

Payable for:
Upon receipt of securities loaned (Note 4)	1,574,400	4,423,352	—	3,793,605
Dividends on securities sold short	72,175	5,095	11,591	5,687
Investments purchased	30,614,786	2,217,007	1,964,207	1,610,435
Fund shares redeemed	71,328	659,870	—	534,428
Investment advisory and administration fees (Note 6)	374,135	82,028	—	23,911
Trustees’ fees	1,243	—	—	—
Distribution and shareholder service fees (Note 6)	5,249	3,951	342	892
Transfer agent fees	70,375	59,322	734	4,654
Swap payments	786,647	—	—	—
Custody fees	—	—	22	22
Interest expense and commitment fee payable (Note 6)	—	—	—	1,404
Accrued expenses and other liabilities	332,115	196,093	114,183	28,403

Total liabilities	213,435,189	36,578,465	19,288,159	6,003,441

Commitments and Contingencies (Note 7)

Net Assets	386,605,971	78,468,280	37,642,782	61,722,448

See accompanying Notes to Financial Statements.	27

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2017 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Merger Arbitrage Fund ($)	Highland Opportunistic Credit Fund ($)
Net Assets Consist of:
Par value (Note 1)	30,580	6,467	1,868	14,940
Paid-in capital	352,018,638	276,914,365	38,334,829	87,947,712
Accumulated net investment loss	(9,511,071)	(2,411,505)	(1,165,207)	(72,944)
Accumulated net realized gain (loss) from investments, securities sold short, written options, futures contracts and foreign currency transactions	7,265,471	(199,849,373)	300,433	(17,484,637)
Net unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency translations	36,802,353	3,808,326	170,859	(8,682,623)

Net Assets	386,605,971	78,468,280	37,642,782	61,722,448

Investments, at cost	323,653,367	77,178,070	31,414,850	68,841,844
Affiliated investments, at cost (Note 9)	6,420,163	—	—	—
Cash equivalents, at cost (Note 2)	39,712,067	8,924,957	6,162,225	4,146,353
Foreign currency, at cost	725	—	3,608	—
Proceeds from securities sold short	172,336,080	27,824,097	16,041,284	—
Written option premiums received	194,452	75,596	20,294	—
(a) Includes market value of securities on loan:	4,819,152	13,612,736	—	7,104,878

Class A:
Net assets	25,289,037	20,923,270	1,778,389	5,318,708
Shares outstanding ($0.001 par value; unlimited shares authorized)	2,064,340	1,731,560	88,826	1,281,205
Net asset value per share(a)	12.25	12.08	20.02	4.15
Maximum offering price per share(b)(c)	12.96	12.79	21.19	4.30

Class C:
Net assets	23,086,503	16,531,174	1,450,697	4,146,749
Shares outstanding ($0.001 par value; unlimited shares authorized)	2,035,920	1,449,291	72,632	993,975
Net asset value and offering price per share(a)	11.34	11.41	19.97	4.17

Class Z:
Net assets	338,230,431	41,013,836	34,413,696	52,256,991
Shares outstanding ($0.001 par value; unlimited shares authorized)	26,479,993	3,286,497	1,706,238	12,664,717
Net asset value, offering and redemption price per share	12.77	12.48	20.17	4.13

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)

The sales charge is 5.50% for Long/Short Equity Fund and the Long/Short Healthcare Fund. The sales charge is 3.50% for the Floating Rate Opportunities Fund and the Opportunistic Credit Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

28	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2017 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Merger Arbitrage Fund ($)	Highland Opportunistic Credit Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	2,428,252	253,472	610,072	42,465
Dividends from affiliated issuers (Note 9)	419,315	—	—	—
Less: Foreign taxes withheld	(8,038)	—	—	—
Securities lending income (Note 4)	14,289	11,837	—	8,784
Interest from unaffiliated issuers	600,187	150,193	83,598	3,049,121
Other income	2,595	—	—	6,241

Total Income	3,456,600	415,502	693,670	3,106,611

Expenses:
Investment advisory (Note 6)	4,356,483	478,340	206,512	354,197
Administration fees (Note 6)	387,243	95,668	—	—
Distribution and shareholder service fees: (Note 6)
Class A	55,833	45,905	3,238	11,586
Class C	122,416	99,525	6,621	17,697
Transfer agent fees	93,780	60,867	4,363	12,096
Trustees fees (Note 6)	41,456	16,250	3,029	7,661
Accounting services fees	143,370	48,640	89,875	24,275
Audit fees	43,253	12,287	5,285	9,546
Legal fees	113,841	45,939	12,479	9,766
Registration fees	38,084	32,585	30,924	28,746
Insurance	50,410	26,295	1,130	4,528
Reports to shareholders	41,888	35,863	194	6,767
Interest expense and commitment fees (Note 6)	760,330	107,344	47,227	—
Tax expense	—	—	2,090	—
Dividends and fees on securities sold short (Note 2)	1,621,686	116,740	190,277	—
Amortized offering costs (Note 4)	—	—	17,694	—
Other	11,210	9,277	1,555	1,540

Total operating expenses before waiver and reimbursement (Note 6)	7,881,283	1,231,525	622,493	488,405
Less: Expenses waived or borne by the adviser and administrator	(2,420,268)	—	(114,332)	(111,189)

Net operating expenses	5,461,015	1,231,525	508,161	377,216

Net investment income (loss)	(2,004,415)	(816,023)	185,509	2,729,395

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	26,926,196	3,469,242	1,724,934	(419,035)
Investments from affiliated issuers (Note 9)	98,541	—	—	—
Securities sold short (Note 2)	(12,792,230)	(1,562,198)	(2,203,008)	—
Swap contracts (Note 3)	541,410	—	490,863	—
Written options contracts (Note 3)	(32,189)	2,330,793	50,799	—
Futures contracts (Note 3)	(16,914)	—	(18,598)	—
Foreign currency related transactions	2,881	—	(4,043)	—
Change in unrealized appreciation (depreciation) on:
Investments	21,846,607	392,904	(65,873)	(652,523)
Investments in affiliated issuers	(453,288)	—	—	—
Securities sold short (Note 2)	(5,748,272)	(123,745)	5,110	—
Swap contracts (Note 3)	(2,776,087)	—	(547,794)	—
Written options contracts (Note 3)	(125,535)	(77,553)	(15,406)	—
Futures contracts (Note 3)	106,147	—	36,343	—
Foreign currency related translations	805	3,014	3,404	—

Net realized and unrealized gain (loss) on investments	27,578,072	4,432,457	(543,269)	(1,071,558)

Total increase (decrease) in net assets resulting from operations	25,573,657	3,616,434	(357,760)	1,657,837

See accompanying Notes to Financial Statements.	29

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(2,004,415)	(7,695,197)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	14,727,695	34,085,869
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	12,850,377	11,290,317

Net increase (decrease) from operations	25,573,657	37,680,989

Distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class Z	—	—
Net realized gains
Class A	(897,492)	—
Class C	(667,393)	—
Class Z	(8,383,528)	—

Total distributions	(9,948,413)	—

Increase in net assets from operations and distributions	15,625,244	37,680,989

Share transactions:
Proceeds from sale of shares
Class A	5,179,461	7,691,033
Class C	1,402,551	1,217,394
Class Z	39,132,496	60,446,860
Value of distributions reinvested
Class A	835,687	—
Class C	530,096	—
Class Z	5,636,542	—
Cost of shares redeemed
Class A	(13,916,644)	(18,388,476)
Class C	(5,909,973)	(27,394,707)
Class Z	(55,827,892)	(328,558,114)

Net increase (decrease) from shares transactions	(22,937,676)	(304,986,010)

Total increase (decrease) in net assets	(7,312,432)	(267,305,021)

Net Assets
Beginning of period	393,918,403	661,223,424

End of period	386,605,971	393,918,403

Accumulated net investment income (loss)	(9,511,071)	(7,506,656)

30	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	425,047	684,252
Issued for distribution reinvested	69,409	—
Shares redeemed	(1,155,696)	(1,632,895)

Net increase (decrease) in fund shares	(661,240)	(948,643)

Class C:
Shares sold	123,590	115,956
Issued for distribution reinvested	47,542	—
Shares redeemed	(526,660)	(2,601,432)

Net increase (decrease) in fund shares	(355,528)	(2,485,476)

Class Z:
Shares sold	3,118,595	5,162,638
Issued for distribution reinvested	449,127	—
Shares redeemed	(4,435,107)	(28,160,278)

Net increase (decrease) in fund shares	(867,385)	(22,997,640)

See accompanying Notes to Financial Statements.	31

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(816,023)	(3,621,662)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	4,237,837	3,299,369
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	194,620	1,193,236

Net increase (decrease) from operations	3,616,434	870,943

Distributions to shareholders from:
Net investment income
Class A	(113,620)	—
Class C	—	—
Class Z	(455,274)	—
Net realized gains
Class A	—	—
Class C	—	—
Class Z	—	—

Total distributions	(568,894)	—

Increase in net assets from operations and distributions	3,047,540	870,943

Share transactions:
Proceeds from sale of shares
Class A	432,092	5,019,184
Class C	468,488	1,024,516
Class Z	5,808,441	15,456,251
Value of distributions reinvested
Class A	104,710	—
Class C	—	—
Class Z	449,520	—
Cost of shares redeemed
Class A	(11,458,134)	(57,855,684)
Class C	(7,392,216)	(33,623,315)
Class Z	(20,603,174)	(121,468,105)

Net increase (decrease) from shares transactions	(32,190,273)	(191,447,153)

Total increase (decrease) in net assets	(29,142,733)	(190,576,210)

Net Assets
Beginning of period	107,611,013	298,187,223

End of period	78,468,280	107,611,013

Accumulated net investment income (loss)	(2,411,505)	(1,026,588)

32	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	37,822	422,779
Issued for distribution reinvested	8,762	—
Shares redeemed	(981,647)	(5,058,106)

Net increase (decrease) in fund shares	(935,063)	(4,635,327)

Class C:
Shares sold	42,306	92,863
Issued for distribution reinvested	—	—
Shares redeemed	(677,841)	(3,091,029)

Net increase (decrease) in fund shares	(635,535)	(2,998,166)

Class Z:
Shares sold	481,306	1,292,785
Issued for distribution reinvested	36,427	—
Shares redeemed	(1,703,037)	(10,207,311)

Net increase (decrease) in fund shares	(1,185,304)	(8,914,526)

See accompanying Notes to Financial Statements.	33

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Merger Arbitrage Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017(a) ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	185,509	242,673
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	40,947	867,023
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(584,216)	425,706

Net increase (decrease) from operations	(357,760)	1,535,402

Distributions to shareholders from:
Net investment income
Class A	(93,185)	—
Class C	(60,287)	—
Class Z	(1,611,468)	—
Net realized gains
Class A	(27,989)	—
Class C	(21,216)	—
Class Z	(535,933)	—

Total distributions	(2,350,078)	—

Increase in net assets from operations and distributions	(2,707,838)	1,535,402

Share transactions:
Proceeds from sale of shares
Class A	315,206	3,713,731
Class C	407,305	957,388
Class Z	8,201,669	1,520,529
Value of distributions reinvested
Class A	121,174	—
Class C	67,623	—
Class Z	2,143,897	—
Cost of shares redeemed
Class A	(176,604)	(238,645)
Class C	(18,630)	—
Class Z	(757,110)	(52,302)

Net increase (decrease) from shares transactions	10,304,530	5,900,701

Total increase (decrease) in net assets	7,596,692	7,436,103

Net Assets
Beginning of period	30,046,090	22,609,987

End of period	37,642,782	30,046,090

Accumulated net investment income (loss)	(1,165,207)	414,224

(a)	For the six month period ended June 30,2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.

34	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Merger Arbitrage Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017(a) ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	14,630	178,437
Issued for distribution reinvested	5,904	—
Shares redeemed	(8,420)	(11,320)

Net increase (decrease) in fund shares	12,114	167,117

Class C:
Shares sold	19,390	46,167
Issued for distribution reinvested	3,312	—
Shares redeemed	(901)	—

Net increase (decrease) in fund shares	21,801	46,167

Class Z:
Shares sold	384,261	73,300
Issued for distribution reinvested	104,054	—
Shares redeemed	(36,325)	(2,484)

Net increase (decrease) in fund shares	451,990	70,816

(a)	For the six month period ended June 30,2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.

See accompanying Notes to Financial Statements.	35

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	2,729,395	6,945,088
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(419,035)	(4,580,582)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(652,523)	13,078,762

Net increase (decrease) from operations	1,657,837	15,443,268

Distributions to shareholders from:
Net investment income
Class A	(255,621)	(751,769)
Class C	(150,927)	(105,137)
Class Z	(2,430,000)	(6,111,758)
Net realized gains
Class A	—	—
Class C	—	—
Class Z	—	—

Total distributions	(2,836,548)	(6,968,664)

Increase in net assets from operations and distributions	(1,178,711)	8,474,604

Share transactions:
Proceeds from sale of shares
Class A	1,279,302	11,238,155
Class C	959,345	3,504,029
Class Z	7,720,330	30,478,635
Value of distributions reinvested
Class A	227,270	663,132
Class C	57,426	47,493
Class Z	2,219,741	5,670,978
Cost of shares redeemed
Class A	(4,590,030)	(9,530,570)
Class C	(492,258)	(232,795)
Class Z	(28,408,059)	(25,855,128)

Net increase (decrease) from shares transactions	(21,026,933)	15,983,929

Total increase (decrease) in net assets	(22,205,644)	24,458,533

Net Assets
Beginning of period	83,928,092	59,469,559

End of period	61,722,448	83,928,092

Accumulated net investment income (loss)	(72,944)	34,209

36	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	305,685	2,696,863
Issued for distribution reinvested	54,246	160,315
Shares redeemed	(1,098,387)	(2,217,613)

Net increase (decrease) in fund shares	(738,456)	639,565

Class C:
Shares sold	227,485	821,807
Issued for distribution reinvested	13,654	11,291
Shares redeemed	(117,961)	(54,168)

Net increase (decrease) in fund shares	123,178	778,930

Class Z:
Shares sold	1,851,741	7,396,549
Issued for distribution reinvested	533,758	1,383,276
Shares redeemed	(6,807,127)	(6,245,882)

Net increase (decrease) in fund shares	(4,421,628)	2,533,943

See accompanying Notes to Financial Statements.	37

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2017	Highland Long/Short Equity Fund

($)
Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	25,573,657

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(403,919,056)
Proceeds from disposition investment securities from unaffiliated issuers	451,732,554
Net Purchases of purchased options	(514)
Proceeds from the sale of short-term portfolio investments, net	19,534,579
Purchases of securities sold short	(524,723,336)
Proceeds of securities sold short	547,172,800
Net proceeds received on written options contracts	203,339
Net realized gain on investments from unaffiliated issuers	(26,926,196)
Net realized gain on investments from affiliated issuers	(98,541)
Net realized loss on securities sold short, written options contracts and foreign currency transactions	12,821,538
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, swap contracts, written options contracts and foreign currency related translations	(12,744,230)
Increase in restricted cash	(18,113,178)
Increase in receivable for investments sold	(7,831,427)
Increase in receivable for dividends and interest	(42,716)
Decrease in receivable for swap receivable	413,617
Decrease in other assets	154,826
Increase in receivable for variation margin	(76,000)
Decrease in payable for investments purchased	(29,394,524)
Increase in payable for swap payments	786,647
Increase in payables to related parties	467
Decrease in payable upon receipt of securities on loan	(1,676,067)
Increase in payable for distribution and shareholder service fees	47
Decrease in payable for transfer agent fees	(5,585)
Decrease in accrued dividends on short sales	(89,987)
Decrease in accrued expenses and other liabilities	(92,739)

Net cash flow provided by operating activities	32,659,975

Cash Flows Used In Financing Activities:
Distributions paid in cash	(2,946,088)
Decrease in due to custodian	(29,581)
Payments on shares redeemed	(76,149,076)
Proceeds from shares sold	45,772,691

Net cash flow used in financing activities	(33,352,054)

Effect of exchange rate changes on cash	3,686

Net decrease in cash	(688,393)

Cash and Foreign Currency:
Beginning of year	689,135

End of year	742

Supplemental disclosure of cash flow information:
Reinvestment of distributions	7,002,325

Cash paid during the year for interest expense and commitment fees	760,330

38	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2017	Highland Long/Short Healthcare Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	3,616,434

Adjustments to Reconcile Net Investment Loss to Net Cash Used for Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(287,669,690)
Proceeds from disposition of investment securities from unaffiliated issues	327,276,611
Proceeds from sales of short-term portfolio investments, net	3,101,848
Purchases of securities sold short	(249,820,651)
Proceeds of securities sold short	210,745,285
Purchases of purchased options	(3,066,070)
Net accretion of premiums	(438)
Net proceeds on written options contracts	1,943,127
Net realized gain on Investments from unaffiliated issuers	(3,469,242)
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(768,595)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	(194,620)
Decrease in restricted cash	59,249,138
Decrease in receivable for investments sold	13,174,519
Decrease in dividends and interest receivable	62,220
Increase in prepaid expenses and other assets	(64,907)
Increase in payable upon receipt of securities on loan	376,136
Decrease in payable for investments purchased	(41,346,646)
Decrease in payables to related parties	(22,869)
Decrease in payable for distribution and shareholder service fees	(630)
Decrease in payable for dividends on securities sold short	(6,802)
Decrease in payable to transfer agent fees	(10,252)
Decrease in accrued expenses and other liabilities	(1,990)

Net cash flow provided by operating activities	33,101,916

Cash Flows Received from (Used In) Financing Activities:
Payments on shares redeemed	(39,765,891)
Proceeds from shares sold	6,680,150
Decrease in Due to custodian	(4,525)
Distributions paid in cash	(14,664)

Net cash flow used in financing activities	(33,104,930)

Effect of exchange rate changes on cash	3,014

Net Decrease in Cash	—

Supplemental disclosure of cash flow information:
Reinvestment of distributions	554,230

Cash paid during the year for commitment fees	107,344

See accompanying Notes to Financial Statements.	39

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2017	Highland Merger Arbitrage Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	(357,760)

Adjustments to Reconcile Net Investment Loss to Net Cash Used for Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(88,817,549)
Proceeds from disposition of investment securities from unaffiliated issues	82,787,316
Purchases of short-term portfolio investments, net	(1,813,913)
Purchases of securities sold short	(65,578,868)
Proceeds of securities sold short	59,241,506
Purchases of purchased options	(50,196)
Net premium received on open written options contracts	20,294
Net realized loss on Investments from unaffiliated issuers	(1,724,934)
Net realized gain on securities sold short, written options contracts and foreign currency transactions	2,207,051
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	620,559
Increase in restricted cash	9,059,374
Increase in net receivable for variation margin	(79,470)
Increase in receivable for investments sold	(1,102,723)
Decrease in dividends and interest receivable	1,957
Decrease in prepaid expenses and other assets	50,099
Increase in receivable for swap receivable	134,977
Increase due to broker	150,000
Decrease in payable for investments purchased	(2,992,585)
Increase in payables to related parties	(29,240)
Increase in payable for distribution and shareholder service fees	123
Increase in payable for custody fees	22
Increase in payable to transfer agent fees	184
Decrease in accrued expenses and other liabilities	(45,438)

Net cash flow used for operating activities	(8,319,214)

Cash Flows Received from (Used In) Financing Activities:
Payments on shares redeemed	(962,849)
Proceeds from shares sold	9,037,680
Distributions paid in cash	(5,793)

Net cash flow received from (used in) financing activities	8,069,038

Effect of exchange rate changes on cash	(639)

Net Decrease in Cash	(250,815)

Cash and Foreign Currency/Due to Custodian:
Beginning of year	269,795

End of year	18,980

Supplemental disclosure of cash flow information:
Reinvestment of distributions	2,332,694

Cash paid during the year for commitment fees	—

40	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$11.80		$10.95	$11.98	$12.18	$11.37	$11.30
Income from Investment Operations:(a)
Net investment loss	(0.08)		(0.18)	(0.18)	(0.20)	(0.21)	(0.16)
Redemption fees added to paid-in capital	—		—	—	—	— (b)	— (b)
Net realized and unrealized gain/(loss)	0.86		1.03	(0.40)	0.48	1.97	0.53

Total from investment operations	0.78		0.85	(0.58)	0.28	1.76	0.37
Less Distributions Declared to Shareholders:
From net realized gains	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)

Total distributions declared to shareholders	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)
Net Asset Value, End of Period(c)	$12.25		$11.80	$10.95	$11.98	$12.18	$11.37
Total Return(c)(d)	6.64	%(e)	7.76%	(4.99)%	2.45%	15.60%	3.38%
Ratios to Average Net Assets(g)(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$25,289		$32,163	$40,219	$76,813	$195,612	$141,351
Gross operating expenses(h)	4.25%		3.89%	3.62%	3.58%	3.75%	3.79%
Net investment loss	(1.30)%		(1.64)%	(1.56)%	(1.63)%	(1.69)%	(1.40)%
Portfolio turnover rate	108	%(e)	404%	457%	414%	349%	706%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Includes dividends and fees on securities sold short.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.02%	2.64%	2.37%	2.33%	2.50%	2.54%
Interest expense and commitment fees	0.39%	0.01%	0.02%	0.07%	—	—
Dividends and fees on securities sold short	0.81%	0.80%	0.57%	0.49%	0.56%	0.66%

See accompanying Notes to Financial Statements.	41

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$10.98		$10.25	$11.32	$11.62	$10.95	$10.96
Income from Investment Operations:(a)
Net investment loss	(0.11)		(0.24)	(0.23)	(0.26)	(0.27)	(0.22)
Net realized and unrealized gain/(loss)	0.80		0.97	(0.39)	0.44	1.89	0.51

Total from investment operations	0.69		0.73	(0.62)	0.18	1.62	0.29
Less Distributions Declared to Shareholders:
From net realized gains	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)

Total distributions declared to shareholders	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)
Net Asset Value, End of Period(b)	$11.34		$10.98	$10.25	$11.32	$11.62	$10.95
Total Return(b)(c)	6.32	%(d)	7.12%	(5.65)%	1.69%	14.89%	2.75%
Ratios to Average Net Assets(e)(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$23,087		$26,263	$50,006	$55,639	$55,795	$45,925
Gross operating expenses(g)	4.91%		4.51%	4.27%	4.28%	4.39%	4.48%
Net investment loss	(1.92)%		(2.31)%	(2.20)%	(2.27)%	(2.35)%	(2.02)%
Portfolio turnover rate	108	%(d)	404%	457%	414%	349%	706%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.68%	3.26%	3.02%	3.03%	3.14%	3.22%
Interest expense and commitment fees	0.39%	0.01%	0.01%	0.07%	—	—
Dividends and fees on securities sold short	0.82%	0.77%	0.57%	0.54%	0.56%	0.67%

42	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$12.27		$11.34	$12.35	$12.51	$11.61	$11.50
Income from Investment Operations:(a)
Net investment loss	(0.06)		(0.15)	(0.14)	(0.16)	(0.17)	(0.11)
Redemption fees added to paid-in capital	—		—	—	—	— (b)	— (b)
Net realized and unrealized gain/(loss)	0.89		1.08	(0.42)	0.48	2.02	0.52

Total from investment operations	0.83		0.93	(0.56)	0.32	1.85	0.41
Less Distributions Declared to Shareholders:
From net realized gains	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)

Total distributions declared to shareholders	(0.33)		—	(0.45)	(0.48)	(0.95)	(0.30)
Net Asset Value, End of Period(c)	$12.77		$12.27	$11.34	$12.35	$12.51	$11.61
Total return(c)(d)	6.80	%(e)	8.20%	(4.67)%	2.71%	16.07%	3.68%
Ratios to Average Net Assets(f)(g)/Supplemental Data:
Net assets, end of period (in 000’s)	$338,230		$335,493	$570,998	$724,250	$766,646	$692,705
Gross operating expenses(h)	3.91%		3.51%	3.27%	3.28%	3.39%	3.54%
Net investment loss	(0.93)%		(1.31)%	(1.20)%	(1.27)%	(1.34)%	(0.96)%
Portfolio turnover rate	108	%(e)	404%	457%	414%	349%	706%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Includes dividends and fees on securities sold short.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.68%	2.26%	2.02%	2.03%	2.14%	2.28%
Interest expense and commitment fees	0.39%	0.01%	0.01%	0.07%	—	—
Dividends and fees on securities sold short	0.83%	0.77%	0.57%	0.54%	0.56%	0.71%

See accompanying Notes to Financial Statements.	43

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014		2013

Net Asset Value, Beginning of Period	$11.61		$11.50	$16.22	$15.07	$11.03		$10.87
Income from Investment Operations:
Net investment loss(a)	(0.10)		(0.21)	(0.28)	(0.32)	(0.27)		(0.26)
Redemptions fees added to paid-in capital	—		—	—	—	—	(a)(g)	—	(a)(g)
Capital contributions (Note 1)	—		—	—	—	—		(0.03	)(a)
Net realized and unrealized gain/(loss)(a)	0.63		0.32	(3.86)	2.15	4.31		0.45

Total from investment operations	0.53		0.11	(4.14)	1.83	4.04		0.16
Less Distributions Declared to Shareholders:
From net investment income	(0.06)		—	—	—	—		—
From net realized gains	—		—	(0.58)	(0.68)	—		—

Total distributions declared to shareholders	(0.06)		—	(0.58)	(0.68)	—		—
Net Asset Value, End of Period(b)	$12.08		$11.61	$11.50	$16.22	$15.07		$11.03
Total Return(b)(c)	4.61	%(d)	0.96%	(26.03)%	12.71%	36.63%		1.47%
Ratios to Average Net Assets(e)(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$20,923		$30,967	$83,952	$179,486	$153,358		$11,652
Gross operating expenses(h)	2.62%		2.72%	2.70%	2.55%	2.55%		3.52%
Net investment loss	(1.75)%		(1.82)%	(2.01)%	(2.09)%	(1.82)%		(2.48)%
Portfolio turnover rate	283	%(d)	964%	901%	409%	538%		1,035%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than $0.005 per share.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.62%	2.72%	2.70%	2.55%	2.55%	3.52%
Interest expense and commitment fees	0.22%	0.01%	—	—	—	—
Dividends and fees on securities sold short	0.24%	0.70%	0.85%	0.77%	0.77%	1.03%

44	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014		2013

Net Asset Value, Beginning of Period	$10.94		$10.90	$15.48	$14.50	$10.68		$10.59
Income from Investment Operations:
Net investment loss(a)	(0.13)		(0.27)	(0.34)	(0.42)	(0.35)		(0.31)
Redemption fees added to paid-in capital	—		—	—	—	—	(a)(g)	—	(a)(g)
Capital Contributions (Note 1)	—		—	—	—	—		(0.03	)(a)
Net realized and unrealized gain/(loss)(a)	0.60		0.31	(3.66)	2.08	4.17		0.43

Total from investment operations	0.47		0.04	(4.00)	1.66	3.82		0.09
Less Distributions Declared to Shareholders:
From net realized gains	—		—	(0.58)	(0.68)	—		—

Total distributions declared to shareholders	—		—	(0.58)	(0.68)	—		—
Net Asset Value, End of Period(b)	$11.41		$10.94	$10.90	$15.48	$14.50		$10.68
Total Return(b)(c)	4.30	%(d)	0.37%	(26.37)%	12.02%	35.77%		0.85%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$16,531		$22,805	$55,381	$83,971	$47,964		$5,460
Gross operating expenses(f)(h)	3.27%		3.37%	3.38%	3.29%	3.25%		4.20%
Net investment loss	(2.40)%		(2.47)%	(2.66)%	(2.81)%	(2.51)%		(3.05)%
Portfolio turnover rate	283	%(d)	964%	901%	409%	538%		1,035%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than $0.005 per share.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.27%	3.37%	3.38%	3.29%	3.25%	4.20%
Interest expense and commitment fees	0.22%	0.01%	—	0.01%	—	—
Dividends and fees on securities sold short	0.24%	0.70%	0.87%	0.84%	0.79%	1.07%

See accompanying Notes to Financial Statements.	45

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015	2014		2013

Net Asset Value, Beginning of Year	$12.04		$11.87	$16.66	$15.40	$11.23		$11.03
Income from Investment Operations:
Net investment loss(a)	(0.09)		(0.18)	(0.23)	(0.30)	(0.22)		(0.21)
Redemption fees added to paid-in capital	—		—	—	—	—	(a)(g)	—	(a)(g)
Capital contributions (Note 1)	—		—	—	—	—		(0.03	)(a)
Net realized and unrealized gain/(loss)(a)	0.66		0.35	(3.98)	2.24	4.39		0.44

Total from investment operations	0.57		0.17	(4.21)	1.94	4.17		0.20
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		—	—	—	—		—
From net realized gains	—		—	(0.58)	(0.68)	—		—

Total distributions declared to shareholders	(0.13)		—	(0.58)	(0.68)	—		—
Net Asset Value, End of Year(b)	$12.48		$12.04	$11.87	$16.66	$15.40		$11.23
Total return(b)(c)	4.77	%(d)	1.43%	(25.75)%	13.16%	37.13%		1.81%
Ratios to Average Net Assets(e)(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$41,014		$53,839	$158,854	$454,021	$112,879		$13,801
Gross operating expenses(h)	2.27%		2.38%	2.32%	2.41%	2.26%		3.24%
Net investment loss	(1.40)%		(1.49)%	(1.62)%	(1.90)%	(1.51)%		(1.95)%
Portfolio turnover rate	283	%(d)	964%	901%	409%	538%		1,035%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Represents less than $0.005 per share.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017 (unaudited)	For the Years Ended June 30,
		2017	2016	2015	2014	2013
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.27%	2.38%	2.32%	2.41%	2.26%	3.24%
Interest expense and commitment fees	0.22%	0.01%	—	0.01%	—	—
Dividends and fees on securities sold short	0.24%	0.70%	0.82%	0.96%	0.80%	1.13%

46	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)(b)	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Period	$21.65	$20.53	$20.00
Income from Investment Operations:
Net investment income/(loss)(c)	0.12	0.24	(0.22)
Net realized and unrealized gain/(loss)	(0.35)	0.88	0.75

Total from investment operations	(0.23)	1.12	0.53
Less Distributions Declared to Shareholders:
From net investment income	(1.07)	—	—
From net realized gains	(0.33)	—	— (d)

Total distributions declared to shareholders	(1.40)	—	— (d)
Net Asset Value, End of Period(e)	$20.02	$21.65	$20.53
Total Return(e)(f)(g)	(1.08)%	5.46%	2.66%
Ratios to Average Net Assets(h)/Supplemental Data:
Net assets, end of period (in 000’s)	$1,778	$1,661	$121
Gross operating expenses(i)	3.96%	6.40%	7.16%
Net investment income/(loss)	1.12%	2.30%	(3.00)%
Portfolio turnover rate(g)	220%	233%	718%

(a)	Class commenced operations on August 19, 2016.
(b)	For the six month period ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(c)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(f)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(g)	Not annualized.
(h)	All ratios for the period have been annualized, unless otherwise indicated.
(i)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.30%	5.05%	4.62%
Interest expense and commitment fees	0.27%	—	1.60%
Dividends and fees on securities sold short	1.16%	3.19%	1.14%

See accompanying Notes to Financial Statements.	47

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)(b)	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Period	$21.52	$20.48	$20.00
Income from Investment Operations:
Net investment income/(loss)(c)	0.01	0.05	(0.28)
Net realized and unrealized gain/(loss)	(0.31)	0.99	0.76

Total from investment operations	(0.30)	1.04	0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.92)	—	—
From net realized gains	(0.33)	—	— (d)

Total distributions declared to shareholders	(1.25)	—	— (d)
Net Asset Value, End of Period(e)	$19.97	$21.52	$20.48
Total Return(e)(f)(g)	(1.41)%	5.08%	2.41%
Ratios to Average Net Assets(h)/Supplemental Data:
Net assets, end of period (in 000’s)	$1,451	$1,094	$96
Gross operating expenses(i)	4.57%	7.28%	8.15%
Net investment income/(loss)	0.12%	0.47%	(3.93)%
Portfolio turnover rate(g)	220%	233%	718%

(a)	Class commenced operations on August 19, 2016.
(b)	For the six month period ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(c)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(f)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(g)	Not annualized.
(h)	All ratios for the period have been annualized, unless otherwise indicated.
(i)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.90%	5.95%	5.62%
Interest expense and commitment fees	0.27%	—	1.39%
Dividends and fees on securities sold short	1.12%	3.47%	1.69%

48	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)(b)	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016(a)

Net Asset Value, Beginning of Year	$21.76	$20.60	$20.05
Income from Investment Operations:
Net investment income/(loss)(c)	0.10	0.19	(0.12)
Net realized and unrealized gain/(loss)	(0.29)	0.97	0.67

Total from investment operations	(0.19)	1.16	0.55
Less Distributions Declared to Shareholders:
From net investment income	(1.07)	—	—
From net realized gains	(0.33)	—	— (d)

Total distributions declared to shareholders	(1.40)	—	— (d)
Net Asset Value, End of Year(e)	$20.17	$21.76	$20.60
Total return(e)(f)(g)	(0.90)%	5.63%	2.76%
Ratios to Average Net Assets(h)/Supplemental Data:
Net assets, end of period (in 000’s)	$34,414	$27,291	$22,393
Gross operating expenses(i)	3.55%	6.11%	6.04%
Net investment income/(loss)	0.94%	1.84%	(1.68)%
Portfolio turnover rate(g)	220%	233%	718%

(a)	Class commenced operations on August 19, 2016.
(b)	For the six month period ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(c)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(f)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.
(g)	Not annualized.
(h)	All ratios for the period have been annualized, unless otherwise indicated.
(i)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Six Months Ended June 30, 2017	For the Period Ended December 31, 2016
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.88%	4.75%	3.05%
Interest expense and commitment fees	0.27%	—	0.84%
Dividends and fees on securities sold short	1.10%	3.22%	1.14%

See accompanying Notes to Financial Statements.	49

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015*

Net Asset Value, Beginning of Period	$4.22		$3.73	$5.30	$6.22
Income from Investment Operations:
Net investment income(a)	0.16		0.38	0.53	0.24
Net realized and unrealized gain/(loss)	(0.07)		0.48	(1.59)	(0.93)

Total from investment operations	0.09		0.86	(1.06)	(0.69)
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.37)	(0.51)	(0.23)

Total distributions declared to shareholders	(0.16)		(0.37)	(0.51)	(0.23)
Net Asset Value, End of Period(b)	$4.15		$4.22	$3.73	$5.30
Total Return(b)(c)	2.25	%(d)	23.79%	(19.68)%	(11.14	)%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$5,319		$8,527	$5,149	$7,730
Gross operating expenses(f)	1.65%		1.94%	2.14%	2.30%
Net investment income	7.50%		9.15%	13.06%	4.43%
Portfolio turnover rate	20	%(d)	113%	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Years Ended June 30,
		2017	2016	2015
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.34%	1.44%	1.53%	1.27%
Interest expense and commitment fees	—	— (g)	0.23%	—
Dividends and fees on securities sold short	—	0.06%	—	—

(g)	Represents less than 0.005%

50	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,
			2017	2016	2015*

Net Asset Value, Beginning of Period	$4.24		$3.75	$5.30	$6.22
Income from Investment Operations:(a)
Net investment income	0.15		0.30	0.50	0.21
Net realized and unrealized gain/(loss)	(0.07)		0.54	(1.58)	(0.93)

Total from investment operations	0.08		0.84	(1.08)	(0.72)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.35)	(0.47)	(0.20)

Total distributions declared to shareholders	(0.15)		(0.35)	(0.47)	(0.20)
Net Asset Value, End of Period(b)	$4.17		$4.24	$3.75	$5.30
Total Return(b)(c)	2.01	%(d)	23.14%	(20.16)%	(11.61	)%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,147		$3,695	$344	$160
Gross operating expenses(f)	2.15%		2.41%	2.64%	2.80%
Net investment income	6.88%		6.99%	12.85%	3.88%
Portfolio turnover rate	20	%(d)	113%	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Years Ended June 30,
		2017	2016	2015
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.83%	1.91%	2.03%	1.77%
Interest expense and commitment fees	—	— (g)	0.23%	—
Dividends and fees on securities sold short	—	0.06%	—	—

(g)	Represents less than 0.005%

See accompanying Notes to Financial Statements.	51

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2017 (unaudited)		For the Years Ended June 30,			For the Six Months Ended June 30, 2014		For the Years Ended December 31,
			2017	2016	2015			2013		2012

Net Asset Value, Beginning of Year	$4.20		$3.71	$5.30	$6.21	$6.04		$4.49		$3.36
Income from Investment Operations:(a)
Net investment income/(loss)	0.16		0.38	0.54	0.26	(0.05)		0.05		(0.04)
Net realized and unrealized gain/(loss)	(0.06)		0.49	(1.59)	(0.92)	0.22		1.50		1.17

Total from investment operations	0.10		0.87	(1.05)	(0.66)	0.17		1.55		1.13
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.38)	(0.54)	(0.25)	—		—		—

Total distributions declared to shareholders	(0.17)		(0.38)	(0.54)	(0.25)	—		—		—
Net Asset Value, End of Year(b)	$4.13		$4.20	$3.71	$5.30	$6.21		$6.04		$4.49
Total return(b)(c)	2.43	%(d)	24.31%	(19.43)%	(10.63)%	2.81	%(d)	34.52%		33.23%
Ratios to Average Net Assets(d)/Supplemental Data:
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$52,257		$71,706	$53,977	$78,893	$2,721		$816		605
Gross operating expenses(e)	1.30%		1.63%	1.79%	1.95%	4.23	%(f)	8.52	%(f)	6.86%
Net investment income/(loss)	7.80%		9.28%	13.35%	4.80%	(1.53)%		0.93%		0.93%
Portfolio turnover rate	20%		113%	83%	41%	—%		—%		—%

Common and Preferred Share Information at End of Period:

Ratios based on net assets of common and preferred shares:

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.
**	Historical data shown is that of the Highland Special Situations Fund, which reorganized into the Highland Opportunistic Credit Fund on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2017	For the Years Ended June 30,			For the Six Months Ended June 30, 2014**	For the Years Ended December 31,
		2017	2016	2015*		2013**	2012**
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.98%	1.13%	1.18%	0.91%	4.23%	8.52%	6.86%
Interest expense and commitment fees	—	— (g)	0.23%	—	—	—	—
Dividends and fees on securities sold short	—	0.06%	—	—	—	—	—

(g)	Represents less than 0.005%.

52	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2017	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that were offered as of December 31, 2017, each of which is non-diversified. This report includes information for the six months ended December 31, 2017 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On September 6, 2017, the Board of Trustees approved an agreement and plan of reorganization pursuant to which Highland Floating Rate Opportunities Fund, a previous series in the Trust, would re-domicile into the sole series of a newly-formed Massachusetts business trust, Highland Floating Rate Opportunities Fund II. The re-domiciling was effective on September 25, 2017.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Long/Short Equity Fund	5.50
Long/Short Healthcare Fund	5.50
Merger Arbitrage Fund	5.50
Opportunistic Credit Fund	3.50

There is no front-end sales charge imposed on individual purchases of Class A Shares of $500,000 or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $500,000 or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Z Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2017, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds,

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades, including trades in similar securities, with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-

traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2017 is as follows:

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$359,513,546	$359,513,546	$—	$—
Purchased Call Options	22,890	22,890	—	—
Purchased Put Options	114,990	114,990	—	—
Registered Investment Companies	7,958,425	7,958,425	—	—
Cash Equivalents	39,712,067	39,712,067	—	—
Long Future(2)	114,488	114,488	—	—
Swap Contracts Outstanding	6,242,446	—	6,242,446	—

Total Assets	413,678,852	407,436,406	6,242,446	—

Liabilities
Securities Sold Short(1)	(178,050,848)	(178,050,848)	—	—
Other Financial Instruments
Short Future(2)	(88,141)	(88,141)	—	—
Written Call Options Contracts	(176,800)	(176,800)	—	—
Written Put Options Contracts	(15,600)	(15,600)	—	—
Swap Contracts Outstanding	(1,289,105)	—	(1,289,105)	—

Total Liabilities	(179,620,494)	(178,331,389)	(1,289,105)	—

Total	$234,058,358	$229,105,017	$4,953,341	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/ (depreciation) of future contacts reported in the Investment Portfolio.

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	$29,985,577	$29,985,577	$—	$—
Healthcare Facilities	8,068,775	8,068,775	—	—
Healthcare Services	6,627,095	6,627,095	—	—
Healthcare Technology	1,078,240	1,078,240	—	—
Life Sciences Tools & Services	954,680	954,680	—	—
Managed Healthcare	12,849,454	12,849,454	—	—
Pharmaceuticals	12,520,860	4,947,360	—	7,573,500
Preferred Stocks(1)	3,737,387	—	—	3,737,387
Rights
Healthcare	104,682	104,682	—	—
Warrants
Healthcare
Biotechnology	527,316	—	527,316	—
Life Sciences Tools & Services	95,893	—	95,893	—
Pharmaceuticals	262,206	—	262,206	—
Purchased Call Options	47,185	47,185	—	—
Purchased Put Options	736,500	736,500	—	—
Registered Investment Companies	4,423,352	4,423,352	—	—
Cash Equivalents	8,924,957	8,924,957	—	—

Total Assets	90,944,159	78,747,857	885,415	11,310,887

Liabilities
Securities Sold Short(1)	(28,828,247)	(28,828,247)	—	—
Other Financial Instruments
Written Call Options	(103,500)	(103,500)	—	—

Total Liabilities	(28,931,747)	(28,931,747)	—	—

Total	$62,012,412	$49,816,110	$885,415	$11,310,887

(1)	See Investment Portfolio detail for industry breakout.

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks(1)	$31,961,499	$31,961,499	$—	$—
Purchased Call Options	5,940	5,940	—	—
Purchased Put Options	7,350	7,350	—	—
Cash Equivalents	6,162,225	6,162,225	—	—
Long Futures(2)	31,938	31,938	—	—
Swap Contracts Outstanding	574,443	—	573,533	—

Total Assets	38,743,395	38,168,952	573,533	—

Liabilities
Securities Sold Short(1)	(16,617,110)	(16,617,110)	—	—
Other Financial Instruments
Short Futures(2)	(35,344)	(35,344)	—	—
Written Options Contracts	(35,700)	(35,700)	—	—
Swap Contracts Outstanding	(394,270)	—	(394,006)	—

Total Liabilities	(17,082,424)	(16,688,154)	(394,006)	—

Total	$21,660,971	$21,480,798	$179,527	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Consumer Discretionary	$1,679,167	$—	$1,679,167	$—
Consumer Products	1,581,996	—	1,581,996	—
Energy	8,944,554	—	8,944,554	—
Financial	1,957,183	—	1,957,183	—
Healthcare	2,174,003	—	2,174,003	—
Housing	999,067	—	999,067	—
Manufacturing	943,833	—	943,833	—
Media & Telecommunications	1,129,372	—	1,129,372	—
Retail	5,681,912	—	5,681,912	—
Service	1,880,000	—	1,880,000	—
Telecommunications	815,617	—	—	815,617
Transportation	1,633,100	—	1,633,100	—
Utilities	1,674,372	—	1,674,372	—
Foreign Denominated or Domiciled Senior Loans	4,030,903	—	4,030,903	—
Collateralized Loan Obligations	4,762,180	—	4,762,180	—
Corporate Bonds & Notes
Energy	376	—	376	—
Healthcare Equipment & Services	1,299,506	—	1,299,506	—
Retail	651	—	651	—
Telecommunications Services	253,398	—	253,398	—
Utilities	249,133	—	80,980	168,153
Foreign Corporate Bonds & Notes(1)	459,375	—	459,375	—	(2)
Common Stocks
Banks	173,827	173,827	—	—
Chemicals	2,109,840	2,109,840	—	—
Commercial & Professional Services	14,292	14,292	—	—
Energy	93	93	—	—
Materials	2,540,698	—	—	2,540,698
Media	656,980	—	656,980	—
Software & Services	1,090,381	1,090,381	—	—
Telecommunication Services	1,587,298	—	—	1,587,298
Utilities	4691,999	4,639,943	—	52,056
Preferred Stocks(1)	1,079,000	—	1,079,000	—
Rights	246,940	—	246,940	—
Warrants(1)	24,570	—	—	24,570
Registered Investment Companies	7,939,958	7,939,958	—	—

Total	$64,305,574	$15,968,334	$43,148,848	$5,188,392

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund and Opportunistic Credit Fund assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended December 31, 2017. The Long/Short Equity Fund and Merger Arbitrage Fund had no Level 3 assets as of June 30, 2017 or December 31, 2017.

	Balance as of June 30, 2017	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2017
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$6,484,500	$—	$—	$—	$—	$1,089,000	$—	$—	$7,573,500	$1,089,000
Preferred Stock
Information Technology	3,573,040	—	—	—	—	164,347	—	—	3,737,387	164,347
Master Limited Partnerships	95,059	—	—	—	—	(95,059)	—	—	—	(95,059)

Total	$10,152,599	$—	$—	$—	$—	$1,158,288	$—	$—	$11,310,887	$1,158,288

	Balance as of June 30, 2017	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2017
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$753,734	$—	$—	$—	$—	$(130)	$62,013	$—	$815,617	$(130)
Corporate Bonds & Notes
Utilities	—	168,153	—	—	—	—	—	—	168,153	—
Common Stocks
Materials	2,655,889	—	—	—	—	(115,191)	—	—	2,540,698	(115,191)
Telecommunication Services	1,605,709	—	—	—	—	(18,411)	—	—	1,587,298	(18,411)
Utilities	77,469	—	—	—	—	11,246	—	(36,659)	52,056	11,246
Warrants
Information Technology	—	—	—	—	—	10,259	14,311	—	24,570	10,259
Master Limited Partnerships
Healthcare	12,549	—	—	—	—	(12,549)	—	—	—	(12,549)

Total	$5,105,350	$168,153	$—	$—	$—	$(124,776)	$76,324	$(36,659)	$5,188,392	$(124,776)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended

December 31, 2017, a net amount of $168,153 of the Opportunistic Credit Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

For the six months ended December 31, 2017, a net amount $95,893 of the Long/Short Healthcare Fund portfolio investments were transferred from Level 2 to Level 1.

Transfers from Level 2 to Level 1 were due to increase in observable pricing inputs as compared to the previous period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stocks	$7,573,500	Discounted Cash Flow	Discount Rate	10.25%
			Terminal Multiple	8.0x
			Minority Discount	16.7%
		Implied Share Value	Weightings	50%
Preferred Stock	3,737,387	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.75x
			Multiple of NFY+1 Total Revenue	4.0x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	32.5%
			Terminal Multiple	3.25x
			Minority Discount	20%
			Discount for Lack of Marketability	15%
		Implied Enterprise Value Indications	Weightings	20% - 40%

Total	$11,310,887
Highland Opportunitistic Credit Fund
U.S. Senior Loans	$815,617	Discounted Cash Flow	Spread Adjustment	0.10%
		Cost Price	N/A	N/A
Corporate Bonds	168,153	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Common Stocks	4,180,052	Multiples Analysis	Price/MHz-PoP	$0.12 - $0.68
			Risk Discount	25%
			Multiple of EBITDA	7.75x - 8.25x
		Discounted Cash Flow	Discount Rate	12%
			Minority Discount	20%
			Terminal Multiple	7.0x
			Discount for Lack of Marketability	15%
			Scenario Probabilities	15% - 70%
			Illiquidity Discount	10%
Warrants	$24,570	Black-Scholes Model	Annual Volatility	28.00%

Total	$5,188,392

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund intend to pay distributions from net investment income, if any, on an annual basis. Opportunistic Credit Fund intend to pay distributions from net investment income, if any, on a monthly basis.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows, as applicable, is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s), respectively, and does not include cash posted as collateral in a segregated account or with broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amounts of $68,011,892, $7,757,422, and $14,987,752 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund, respectively. Additionally, securities valued at $304,242,858, $41,824,367 and $32,483,223 were posted in the Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund segregated accounts as collateral, respectively.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At December 31, 2017, the Long/Short Equity Fund and Merger Arbitrage Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Long/Short Equity Fund and Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.”

For the six months ended December 31, 2017, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended December 31, 2017, the Long/Short Equity Fund, Long/Short Healthcare Fund and the Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

62	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

For the six months ended December 31, 2017, the Opportunistic Credit Fund did not invest or write in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively. As of December 31, 2017, the Long/Short Equity Fund and Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $4,953,341 and $179,527, respectively.

For the six months ended December 31, 2017, the Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in swap contracts.

Additional Derivative Information

The Funds follow adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2017:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$6,380,326	(3)	$(1,481,505	)(2)(3)
Foreign Currency Risk	114,488	(4)(5)	(88,141	)(4)(5)
Long/Short Healthcare Fund
Equity Price Risk	783,685		(103,500	)(2)
Merger Arbitrage Fund
Equity Price Risk	587,733	(3)	(429,970	)(3)
Foreign Currency Risk	173,667	(4)(5)	(35,344	)(4)(5)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written option contracts, at value.
(3)	Statement of Assets and Liabilities location: Swaps, at value.
(4)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(5)

Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2017:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts of Offset in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount
Long/Short Equity Fund
Swaps	$4,973,986	$249,005	$4,724,981	$47,540,000	$—
Merger Arbitrage Fund
Swaps	198,978	18,805	180,173	—	180,173

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2017, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$294,825	(1)(2)(3)	$(3,366,535	)(5)(6)(7)
Foreign Currency Risk	(17,000	)(4)	106,147	(8)
Long/Short Healthcare Fund
Equity Price Risk	(529,857	)(1)(2)	(434,217	)(5)(6)
Merger Arbitrage Fund
Equity Price Risk	977,731	(1)(2)(3)	(658,618	)(5)(6)(7)
Foreign Currency Risk	(18,747	)(4)	36,241	(8)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(2)	Statement of Operations location: Realized gain (loss) on written options contracts.
(3)	Statement of Operations location: Realized gain (loss) on swap contracts.
(4)	Statement of Operations location: Realized gain (loss) on futures contracts.
(5)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on investments.
(6)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts.
(7)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts.
(8)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts.

The average monthly volume of derivative activity for the six months ended December 31, 2017 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	8,674	$—
Futures Contracts(1)	—	23,683
Written Options Contracts	5,393	—
Swap Contracts	—	4,326,707
Long/Short Healthcare Fund
Purchased Options Contracts	5,996	—
Written Options Contracts	3,032	—
Merger Arbitrage Fund
Purchased Options Contracts	465	—
Futures Contracts(1)	—	53
Written Options Contracts	594	—
Swap Contracts	—	2,762,723

(1)	Futures Contracts average monthly volume is calculated using Appreciation/(Depreciation).

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the

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December 31, 2017	Highland Funds I

value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by State Street. State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2017:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$1,574,400	$4,819,152	$—	$—
Long/Short Healthcare Fund	4,423,352	13,612,736	—	—
Opportunistic Credit Fund	3,793,605	7,104,878	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

For the six months ended December 31, 2017, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral(1)	Security Lending Collateral Non-Cash Collateral(2)
Long/Short Equity Fund	$4,819,152	$1,574,400	$3,372,493
Long/Short Healthcare Fund	13,612,736	4,423,352	9,725,259
Opportunistic Credit Fund	7,104,878	3,793,605	3,422,980

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of Common Stock.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2017, permanent differences chiefly resulting from net investment losses, non-deductible excise taxes paid, partnership-basis adjustments, return of capital distributions, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass, capital loss carryover write-offs and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in- Capital
Long/Short Equity Fund	$4,652,655	$(4,652,623)	$(32)
Long/Short Healthcare Fund	6,613,317	(236,600)	(6,376,717)
Merger Arbitrage Fund	215,335	(215,296)	(39)
Opportunistic Credit Fund	87,130	(87,013)	(117)

At June 30, 2017, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Long/Short Equity Fund	$4,615,951	5,332,444	$(579,013)	$—	$9,562,127
Long/Short Healthcare Fund	—	—	(536,721)	(198,822,744)	(2,140,627)
Merger Arbitrage Fund	2,170,935	40,857	(83,460)	—	(114,409)
Opportunistic Credit Fund	73,447	—	(35,537)	(13,832,722)	(11,266,681)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses, partnership adjustments and default loan market discounts.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

As of June 30, 2017, the Opportunistic Credit Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Long/Short Healthcare Fund	$—		$166,510,058	$18,057,603	$184,567,661
Opportunistic Credit Fund	780,886	(2)	4,582,903	8,272,777	13,636,566

(1)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(2)

These capital loss carry forward amounts were limited due to an ownership change and are available to offset future capital gains of the Opportunistic Credit Fund. The Fund’s ability to utilize the capital loss carry forwards is limited under Internal Revenue Service Regulations.

For the year ended June 30, 2017 there were no capital loss carryforwards for the Long/Short Equity Fund and the Merger Arbitrage Fund.

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

The tax character of distributions paid during the years ended June 30, 2017 and June 30, 2016 (unless otherwise indicated) is as follows:

	Distributions Paid From:
Fund	Ordinary Income (1)	Long- Term Capital Gains	Return of Capital
Long/Short Equity Fund
2017	$—	$—	$—
2016	28,581,365	5,672,000	—
Long/Short Healthcare Fund
2017	—	—	—
2016	29,427,269	—	—
Merger Arbitrage Fund
2017	—	—	—
2016	—	—	—
Opportunistic Credit Fund
2017	6,968,664	—	—
2016	8,359,757	—	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2017, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$33,549,676	$(9,786,051)	$23,763,625	$207,081,845
Long/Short Healthcare Fund	3,533,314	(3,593,136)	(59,822)	71,794,836
Merger Arbitrage Fund	921,031	(1,650,381)	(729,350)	22,249,254
Opportunistic Credit Fund	2,737,096	(14,639,115)	(11,902,019)	76,207,593

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2017, the Funds elected to defer the following losses incurred from November 1, 2016 through June 30, 2017:

Fund	Realized Capital Losses	Ordinary Losses
Long/Short Equity Fund	$—	$—
Long/Short Healthcare Fund	(13,273,407)	(981,676)
Merger Arbitrage Fund	—	—
Opportunistic Credit Fund	(196,156)	—

Note 6. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

For its investment advisory and sub-advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the six months ended December 31, 2017:

Fund	Annual Fee Rate to the Investment Adviser
Long/Short Equity Fund	2.25%
Long/Short Healthcare Fund	1.00%
Merger Arbitrage Fund	1.20%
Opportunistic Credit Fund	1.00%

Administration Fees

HCMFA provides administration services to the Long/Short Equity Fund and Long/Short Healthcare Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily Managed Assets from each Fund. Under a separate sub-administration agreement, HCMFA has delegated certain administrative functions to State Street, located at One Lincoln Street, Boston, Massachusetts 02111, and pays State Street a portion of the fee it receives from each Fund. State Street also provides administration services to the Opportunistic Credit Fund and Merger Arbitrage Fund for a monthly administration fee.

Service and Distribution Fees

Highland Capital Funds Distributor, Inc. (formerly, Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the six months ended December 31, 2017, the Underwriter received $35,868; $4,369; $10,492; and $4,387 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, the Merger Arbitrage Fund, and the Opportunistic Credit Fund, respectively. The Underwriter also received $414; $16; and $2,375 of CDSC for Class C Shares of the Long/Short Equity Fund, and the Long/Short Healthcare Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares
Long/Short Equity Fund	0.35%	1.00%
Long/Short Healthcare Fund	0.35%	1.00%
Merger Arbitrage Fund	0.35%	1.00%
Opportunistic Credit Fund	0.35%	0.85%

For the six months ended December 31, 2017, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees
Long/Short Equity Fund	$55,833	$122,416
Long/Short Healthcare Fund	45,905	99,525
Merger Arbitrage Fund	3,238	6,621
Opportunistic Credit Fund	11,586	17,697

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver will continue through at least October 31, 2018 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For Merger Arbitrage Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2018, and may not be terminated prior to this date without the action or consent of the Board of Trustees. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

For Opportunistic Credit Fund, the Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its Plan, taxes, dividend expenses on short sales, interest

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses to 0.90% of average daily net assets of the Fund (the “HOCF Expense Cap”). The HOCF Expense Cap will continue through at least October 31, 2018, and may not be terminated prior to this date without the action or consent of the Board of Trustees. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the HOCF Expense Cap in effect at the time of such waiver/reimbursement.

There can be no assurance that these fee reductions will be sufficient to avoid any loss. On December 31, 2017, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Fiscal Years Ended June 30,
Fund	2018	2019	2020
Merger Arbitrage Fund	$—	$—	$385,547
Opportunistic Credit Fund	444,931	388,222	377,527

During the period ended December 31, 2017, the Investment Adviser did not recoup any amounts previously waived or reimbursed and $56,079 of fees of the Fund previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Effective December 4, 2015, Mr. Powell resigned from his position with the Investment Adviser. Prior to December 8, 2017, Mr. Powell was treated as an Interested Trustee of the Trust for all purposes other than compensation and the Trust’s code of ethics.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency

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December 31, 2017	Highland Funds I

exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Distressed and Defaulted Securities Risk

The Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Merger Arbitrage Risk

Merger arbitrage risk is the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a

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December 31, 2017	Highland Funds I

merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money. The Fund’s expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Fund’s principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Fund may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets.

Non-U.S. Securities Risk

Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland Funds I

increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Adviser’s use of swaps may not be effective in fulfilling the Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Note 8. Investment Transactions Purchases and Sales of Securities

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended December 31, 2017, were as follows:

	U.S Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$399,100,806	$443,937,202
Long/Short Healthcare Fund	—	—	287,318,815	327,166,850
Merger Arbitrage Fund	—	—	88,817,549	77,278,817
Opportunistic Credit Fund	—	—	13,702,986	39,198,839

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2017.

Note 9. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of the six months ended December 31, 2017:

Long/Short Equity Fund
Issuer	Shares at June 30, 2017	Beginning Value as of June 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017	Shares at December 31, 2017	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	293,864	$6,417,998	$419,315	$(98,541)	$98,541	$(453,288)	6,384,025	314,174	$320,774

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December 31, 2017	Highland Funds I

Note 10. New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017, and the Investment Adviser has implemented the applicable requirements into this report.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

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ADDITIONAL INFORMATION (unaudited)

December 31, 2017	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period June 30, 2017 through December 31, 2017, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Annualized Expense Ratio(1)	Expenses Paid During the Period(2)
Highland Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,066.43	3.02%	$15.73
Class C	1,000.00	1,063.18	3.68%	19.14
Class Z	1,000.00	1,067.96	2.68%	13.97
Hypothetical
Class A	$1,000.00	$1,040.43	3.02%	$15.53
Class C	1,000.00	1,043.76	3.68%	18.96
Class Z	1,000.00	1,038.72	2.68%	13.77

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ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2017	Highland Funds I

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Annualized Expense Ratio(1)	Expenses Paid During the Period(2)
Highland Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,046.11	2.62%	$13.52
Class C	1,000.00	1,042.96	3.27%	16.85
Class Z	1,000.00	1,047.71	2.27%	11.73
Hypothetical
Class A	$1,000.00	$1,038.41	2.62%	$13.46
Class C	1,000.00	1,041.69	3.27%	16.83
Class Z	1,000.00	1,036.65	2.27%	11.65
Highland Merger Arbitrage Fund
Actual Fund Return
Class A	$1,000.00	$983.60	2.61%	$13.05
Class C	1,000.00	985.90	3.63%	18.17
Class Z	1,000.00	996.60	3.03%	15.25
Hypothetical
Class A	$1,000.00	$1,012.05	2.61%	$13.24
Class C	1,000.00	1,006.91	3.63%	18.36
Class Z	1,000.00	1,009.93	3.03%	15.35
Highland Opportunistic Credit Fund
Actual Fund Return
Class A	$1,000.00	$1,022.50	1.34%	$6.83
Class C	1,000.00	1,020.10	1.83%	9.32
Class Z	1,000.00	1,024.30	0.98%	5.00
Hypothetical
Class A	$1,000.00	$1,018.45	1.34%	$6.82
Class C	1,000.00	1,015.98	1.83%	9.30
Class Z	1,000.00	1,020.27	0.98%	4.99

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (184/365).

Approval of Highland Funds I Investment Advisory Agreements

The Trust has retained the Investment Adviser to manage the assets of each Fund pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Advisory Agreements were approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, each of the Advisory Agreements continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the

Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At an in-person meeting held on August 17, 2017 the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreements, for a one-year period commencing November 1, 2017, with respect to each Fund. The primary purpose of the meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary for their deliberations.

At an in-person meeting held on September 14-15, 2017, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreements for a one-year period commencing on November 1, 2017. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 17, 2017 and September 14-15, 2017, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreements to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Funds’ fees and operating expenses compare to those of other accounts of the Investment Adviser and comparable funds managed by unaffiliated advisers, both of which follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 17, 2017 meeting, the Trustees requested that the Investment Adviser provide additional information regarding various matters. In addition, the Trustees received an independent report from Morningstar Inc. (“Morningstar”), an independent source of investment company data, relating to each Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. The Trustees reviewed various factors discussed in

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December 31, 2017	Highland Funds I

independent counsel’s legal memoranda regarding their responsibilities in considering the Advisory Agreements, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Advisory Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including portfolio manager compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Funds.

The Board of Trustees reviewed the historical performance of each Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. The Trustees noted that the Highland Long/Short Equity Fund underperformed its Morningstar peer group median, category median and/or benchmark for the one- and three-year periods; the Highland Long/Short Healthcare Fund also underperformed its Morningstar peer group median, category median and/or benchmark for the one- and three-year periods; the Highland Merger Arbitrage Fund outperformed its Morningstar peer group median, category median and/or benchmark for the one-year period; and the Highland Opportunistic Credit Fund outperformed its Morningstar peer group median, category median and/or benchmark for the one-year period and underperformed its Morningstar peer group median, category median and/or benchmark for the three-year period. With respect to each Fund, the Trustees discussed the historical performance of the Fund and contrasted the relative performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies and comparable funds that follow investment strategies similar to the Fund, as well as comparable indices and the Fund’s applicable Morningstar category. With respect to each Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the continuation of the Advisory Agreement(s) relating to that Fund for an additional one-year period.

In the case of each Fund that had performance that lagged, as applicable, the performance of its Morningstar peer group median, category median and/or benchmark for certain periods, the Trustees considered information provided by the Investment Adviser relating to the attribution of performance results for each such Fund, including information that demonstrated that such Fund’s underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Investment Adviser that were reasonable under the circumstances prevailing at the time and consistent with the applicable Fund’s investment objective and policies.

With respect to each Fund, the Trustees concluded that the Fund’s performance and other relevant factors supported the continuation of the Advisory Agreements.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds.

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreements, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Funds, including:(1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment

76	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2017	Highland Funds I

companies and comparable funds that follow investment strategies similar to those of the Funds; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services with respect to certain of the Funds under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Funds, such as the reputational value of serving as Investment Adviser to the Funds, potential fees paid to the Investment Adviser’s affiliates by a Fund or portfolio companies for services provided, including administrative services provided to certain Funds by the Investment Adviser pursuant to separate agreements, the benefits of scale from investment by the Funds in affiliated funds and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions, and, with respect to certain Funds that invest in one or more other funds in the Highland fund complex, the fees paid to the Adviser of the underlying Fund and its affiliates with respect to such investments. After such review, the Trustees determined that the anticipated profitability rates to the Investment Adviser with respect to the Advisory Agreements were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees considered the respective asset levels of the Funds over time and historical net expenses relative to such asset levels, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Funds on the other. The Board also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion.

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreements and their various provisions, it was noted that in considering the approval of the Advisory Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreements, including the advisory fees to be paid to the Investment Adviser, are fair and reasonable to the Funds in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Funds.

Semi-Annual Report	77

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Washington, DC 20036-2652

This report has been prepared for shareholders of Highland Opportunistic Credit Fund, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, and Highland Merger Arbitrage Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

78	Semi-Annual Report

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THIS PAGE LEFT BLANK INTENTIONALLY

Highland Funds

c/o DST Asset Manager Solutions

30 Dan Road

Canton, MA 02021-2809

Highland Funds I	Semi-Annual Report, December 31, 2017

www.highlandfunds.com	HFI-SAR-1217

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2017

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

Net Assets as of December 31, 2017

$562.4 million

Portfolio Data as of December 31, 2017

The information below provides a snapshot of the Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/2017 (%)*
BBB	7.8
BB	40.9
B	43.4
CCC	5.0
CC	2.7
D	0.2

Top 5 Sectors as of 12/31/17 (%)*
Media/Telecommunications	19.2
Information Technology	11.2
Healthcare	10.0
Service	9.7
Financials	8.0

Top 10 Holdings as of 12/31/17 (%)*
Univision Communications (2017 Replacement Repriced First-Lien Term Loan)	2.2
First Data (2024A New Dollar Term Loan)	2.2
Level 3 Financing (Tranche B 2024 Term Loan)	2.1
Change Healthcare Holdings (Closing Date Term Loan)	2.1
iHeartCommunications (Tranche D Term Loan)	2.1
Avolon TLB Borrower 1 (US) LLC (Initial Term Loan B-2)	2.0
Misys Limited (Dollar Term Loan)	2.0
First Data (2022D New Dollar Term Loan)	1.9
Michaels Stores (2016 New Replacement Term Loan B-1)	1.8
Intelsat Jackson Holdings S.A., (Tranche B-3 Term Loan)	1.7

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to the financial statement’s Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings and holdings are subject to change, and may have changed since December 31, 2017.

Semi-Annual Report	1

FINANCIAL STATEMENTS (unaudited)

December 31, 2017	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 89.7%

AEROSPACE - 1.7%
3,712,500	American Airlines 2017 Class B Term Loan, VAR LIBOR USD 1 Month+2.000%, 12/14/23	3,712,277
5,500,000	American Airlines 2017 Replacement Term Loan, VAR LIBOR USD 3 Month+2.000%, 06/27/20 (b)	5,509,735
496,201	Transdigm Tranche G Term Loan, VAR LIBOR USD 3 Month+3.000%, 08/22/24	499,131

		9,721,143

AUTOMOTIVE - 0.9%
4,711,741	Federal-Mogul Tranche C Term Loan (2014), VAR LIBOR USD 1 Month+3.750%, 04/15/21	4,753,275

BROADCASTING - 0.9%
5,000,000	Charter Communications Operating LLC Term Loan B, VAR LIBOR USD 3 Month+2.000%, 04/30/25 (b)	5,008,925

BUILDING MATERIALS - 2.0%
3,488,649	Forterra Finance LLC Replacement Term Loan, VAR LIBOR USD 1 Month+3.000%, 10/25/23	3,273,609
7,711,587	Quikrete Holdings Initial Term Loan, VAR LIBOR USD 1 Month+2.750%, 11/15/23	7,736,572

		11,010,181

CHEMICALS - 1.9%
1,500,000	Berry Global Term Loan O, VAR LIBOR USD 3 Month+2.000%, 02/08/20	1,508,197
2,722,059	SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan, VAR LIBOR USD 1 Month+3.000%, 03/11/22	2,738,310
6,401,563	Univar USA Term Loan B-3, VAR LIBOR USD 1 Month+2.500%, 07/01/24	6,431,266

		10,677,773

CONSUMER PRODUCTS - 0.7%
5,437,456	Revlon Consumer Products Initial Term Loan B, VAR LIBOR USD 1 Month+3.500%, 09/07/23	4,067,897

Principal Amount ($)		Value ($)

ENERGY - 2.1%
5,125,232	Energy Transfer Equity LP Refinanced Loan, VAR LIBOR USD 1 Month+2.000%, 02/02/24	5,112,419
5,984,416	Seadrill Operating LP Initial Term Loan, VAR LIBOR USD 3 Month+3.000%, 02/21/21 (b)	4,847,377
1,688,555	Traverse Midstream Partners LLC Advance Term Loan, VAR LIBOR USD 3 Month+4.000%, 09/27/24	1,713,250

		11,673,046

FINANCIAL - 6.2%
11,216,793	Avolon TLB Borrower 1 (US) LLC Initial Term Loan B-2, VAR LIBOR USD 1 Month+2.250%, 03/21/22	11,151,063
7,407,569	DTZ U.S. Borrower LLC 2015-1 Additional Term Loan, VAR LIBOR USD 3 Month+3.250%, 11/04/21	7,322,901
7,137,620	Hub International Limited Initial Term Loan, VAR LIBOR USD 3 Month+3.000%, 10/02/20	7,177,412
9,111,172	Tempo Acquisition LLC Initial Term Loan, VAR LIBOR USD 1 Month+3.000%, 05/01/24 (b)	9,091,218

		34,742,594

FOOD & DRUG - 3.7%
6,937,444	Pinnacle Foods Finance LLC Initial Term Loan, VAR LIBOR USD 1 Month+2.000%, 02/02/24	6,991,382
2,805,433	Supervalu Delayed Draw Term Loan, VAR LIBOR USD 1 Month+3.500%, 06/08/24	2,749,325
4,675,722	Supervalu Initial Term Loan, VAR LIBOR USD 1 Month+3.500%, 06/08/24	4,582,208
6,483,544	US Foods Initial Term Loan, VAR LIBOR USD 1 Month+2.500%, 06/27/23	6,528,702

		20,851,617

GAMING/LEISURE - 4.9%
4,378,000	CityCenter Holdings LLC Term Loan B, VAR LIBOR USD 1 Month+2.500%, 04/18/24	4,402,911

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) (continued)

GAMING/LEISURE - 4.9% (continued)
2,992,419	Golden Nugget Initial Term Loan B, VAR LIBOR USD 3 Month+3.250%, 10/04/23 (b)	3,019,171
5,944,673	MGM Growth Properties Operating Partnership LP Term Loan B, VAR LIBOR USD 1 Month+2.250%, 04/25/23	5,975,436
6,476,860	Scientific Games International Initial Term Loan B-4, VAR LIBOR USD 3 Month+3.250%, 08/14/24	6,537,127
2,743,090	Seaworld Parks & Entertainment Term Loan B-5, VAR LIBOR USD 3 Month+3.000%, 04/01/24 (b)	2,717,127
5,000,000	Station Casinos LLC Term Loan B Facility, VAR LIBOR USD 3 Month+2.500%, 06/08/23 (b)	5,014,900

		27,666,672

HEALTHCARE - 9.1%
11,913,741	Change Healthcare Holdings Closing Date Term Loan, VAR LIBOR USD 1 Month+2.750%, 03/01/24	11,948,767
3,536,244	CHS/Community Health Systems Incremental 2019 Term Loan G, VAR LIBOR USD 3 Month+2.750%, 12/31/19	3,433,374
6,271,368	CHS/Community Health Systems Incremental 2021 Term Loan H, VAR LIBOR USD 3 Month+3.000%, 01/27/21	5,996,086
2,743,108	Endo Luxembourg Finance Company I S.à r.l Initial Term Loan, VAR LIBOR USD 1 Month+4.250%, 04/29/24	2,764,545
8,436,250	Grifols Worldwide Operations Limited Tranche B Term Loan, VAR LIBOR USD 1 Week+2.250%, 01/31/25	8,461,137
1,994,975	HCA Tranche B-8 Term Loan, VAR LIBOR USD 1 Month+2.250%, 02/15/24	2,009,778
5,459,994	Mallinckrodt International Finance S.A. 2017 Term Loan B, VAR LIBOR USD 3 Month+2.750%, 09/24/24	5,459,011
5,325,674	MPH Acquisition Holdings LLC Initial Term Loan, VAR LIBOR USD 3 Month+3.000%, 06/07/23 (b)	5,342,316

Principal Amount ($)		Value ($)

HEALTHCARE (continued)
2,992,500	Surgery Center Holdings Initial Term Loan, VAR LIBOR USD 1 Month+3.250%, 09/02/24	2,966,316
2,984,772	U.S. Renal Care Initial Term Loan, VAR LIBOR USD 3 Month+4.250%, 12/31/22	2,947,462

		51,328,792

HOME FURNISHINGS - 1.1%
6,438,741	Serta Simmons Bedding LLC Initial Term Loan, VAR LIBOR USD 3 Month+3.500%, 11/08/23	5,926,345

INFORMATION TECHNOLOGY - 9.2%
6,467,430	BMC Software Finance Initial Term Loan B-2, VAR LIBOR USD 3 Month+3.250%, 09/10/22 (b)	6,483,211
5,386,141	Cengage Learning 2016 Refinancing Term Loan, VAR LIBOR USD 1 Month+4.250%, 06/07/23	5,156,476
2,244,355	Go Daddy Operating Company LLC Tranche B-1 Term Loan, VAR LIBOR USD 1 Month+2.250%, 02/15/24	2,252,906
6,957,284	Infor (US) Tranche B-6 Term Loan, VAR LIBOR USD 3 Month+2.750%, 02/01/22	6,987,757
8,291,407	Kronos Incremental Term Loan, VAR LIBOR USD 3 Month+3.500%, 11/01/23	8,356,204
7,241,875	McAfee LLC Closing Date USD Term Loan, VAR LIBOR USD 1 Month+4.500%, 09/27/24 (b)	7,228,948
5,172,480	Riverbed Technology First Amendment Term Loan, VAR LIBOR USD 1 Month+3.250%, 04/25/22	5,102,806
4,974,874	SolarWinds Holdings 2017 Refinancing Term Loan, VAR LIBOR USD 3 Month+3.500%, 02/03/23 (b)	5,000,371
4,962,121	Solera LLC Dollar Term Loan, VAR LIBOR USD 1 Month+3.250%, 03/03/23	5,000,379

		51,569,058

MACHINERY - 0.2%
1,000,000	Blount International Refinancing Term Loan, VAR LIBOR USD 1 Month+4.250%, 04/12/23	1,013,125

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) (continued)

MANUFACTURING - 0.6%
3,491,250	Gardner Denver Tranche B-1 Dollar Term Loan, VAR LIBOR USD 1 Month+2.750%, 07/30/24	3,507,327

MEDIA/TELECOMMUNICATIONS - 13.1%
2,493,639	AMC Entertainment Holdings Initial Term Loan, VAR LIBOR USD 3 Month+2.250%, 12/15/22 (b)	2,507,229
4,774,475	Cumulus Media Holdings Term Loan, VAR LIBOR USD 1 Month+3.250%, 12/23/20	4,115,001
4,488,189	Getty Images Initial Term Loan, VAR LIBOR USD 3 Month+3.500%, 10/18/19 (b)	4,102,698
15,621,429	iHeartCommunications Tranche D Term Loan, VAR LIBOR USD 3 Month+6.750%, 01/30/19	11,761,608
4,000,000	iHeartCommunications Tranche E Term Loan, VAR LIBOR USD 3 Month+7.500%, 07/30/19	3,010,000
12,000,000	Level 3 Financing Tranche B 2024 Term Loan, VAR LIBOR USD 3 Month+2.250%, 02/22/24	12,017,160
3,980,000	Numericable U.S. LLC Term Loan B-11, VAR LIBOR USD 3 Month+2.750%, 07/31/25	3,817,815
4,477,444	Radiate Holdco LLC Closing Date Term Loan, VAR LIBOR USD 1 Month+3.000%, 02/01/24	4,450,668
3,491,228	Regal Cinemas New Term Loan, VAR LIBOR USD 3 Month+2.000%, 04/01/22 (b)	3,497,565
3,972,418	UFC Holdings LLC Term Loan, VAR LIBOR USD 1 Month+3.250%, 08/18/23	3,999,113
12,326,512	Univision Communications 2017 Replacement Repriced First-Lien Term Loan, VAR LIBOR USD 1 Month+2.750%, 03/15/24	12,304,263
8,350,000	Ziggo Secured Finance Partnership Term Loan E Facility, VAR LIBOR USD 1 Month+2.500%, 04/15/25	8,294,347

		73,877,467

Principal Amount ($)		Value ($)

METALS & MINING - 0.9%
5,437,205	Murray Energy Term Loan B-2, VAR LIBOR USD 3 Month+7.250%, 04/16/20	4,805,130

PRINTING & PUBLISHING - 0.7%
3,959,799	McGraw-Hill Global Education Holdings LLC Term Loan B, VAR LIBOR USD 1 Month+4.000%, 05/04/22	3,958,156

RETAIL - 9.9%
5,713,489	Academy Initial Term Loan, VAR LIBOR USD 1 Month+4.000%, 07/01/22	4,524,369
9,476,190	Albertson’s LLC 2017-1 Term Loan B-4, VAR LIBOR USD 1 Month+2.750%, 08/25/21 (b)	9,302,255
2,977,500	American Builders & Contractors Supply Co Additional Term Loan B-1, VAR LIBOR USD 1 Month+2.500%, 10/31/23	2,993,683
4,199,556	Belk Closing Date Term Loan, VAR LIBOR USD 3 Month+4.750%, 12/12/22	3,460,266
5,970,000	BJ’s Wholesale Club Tranche B Term Loan, VAR LIBOR USD 3 Month+3.500%, 02/03/24	5,882,331
3,979,798	CDW LLC Term Loan, VAR LIBOR USD 3 Month+2.000%, 08/17/23	4,013,149
10,203,053	Michaels Stores 2016 New Replacement Term Loan B-1, VAR LIBOR USD 1 Month+2.750%, 01/27/23	10,216,725
9,133,253	Neiman Marcus Group Other Term Loan, VAR LIBOR USD 1 Month+3.250%, 10/25/20	7,483,605
8,906,111	PetSmart Tranche B-2 Loan, VAR LIBOR USD 1 Month+3.000%, 03/11/22	7,154,145
1,750,000	Toys ‘R’ US-Delaware Term Loan B-4, VAR LIBOR USD 3 Month+7.750%, 04/24/20 (b)	866,250

		55,896,778

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) (continued)

SERVICE - 12.3%
5,661,346	Acosta Tranche B-1 Loan, VAR LIBOR USD 1 Month+3.250%, 09/26/21 (b)	5,000,865
4,488,471	Advanced Disposal Services Additional Term Loan, VAR LIBOR USD 1 Week+2.250%, 11/10/23 (b)	4,505,303
4,039,932	Advantage Sales & Marketing Initial Term Loan, VAR LIBOR USD 3 Month+3.250%, 07/25/21	3,949,034
3,482,456	AlixPartners LLP 2017 Refinancing Term Loan, VAR LIBOR USD 3 Month+2.750%, 04/04/24	3,505,458
4,983,702	Alliant Holdings Intermediate LLC Initial Term Loan, VAR LIBOR USD 1 Month+3.250%, 08/12/22	5,013,305
7,695,398	Asurion LLC Amendment No. 14 Replacement Term Loan B-4, VAR LIBOR USD 1 Month+2.750%, 08/04/22	7,743,494
2,984,962	Asurion LLC Replacement Term Loan B-5, VAR LIBOR USD 1 Month+3.000%, 11/03/23	3,002,932
1,010,101	Duff & Phelps Restatement Term Loan, VAR LIBOR USD 3 Month+3.250%, 10/12/24	1,014,126
10,500,000	First Data 2022D New Dollar Term Loan, VAR LIBOR USD 3 Month+2.250%, 07/08/22 (b)	10,519,058
12,169,806	First Data 2024A New Dollar Term Loan, VAR LIBOR USD 1 Month+2.250%, 04/26/24	12,188,304
6,982,412	Nielsen Finance LLC Term Loan B-4, VAR LIBOR USD 3 Month+2.000%, 10/04/23 (b)	7,021,688
897,032	Parexel International Initial Term Loan, VAR LIBOR USD 1 Month+2.750%, 09/27/24	902,078
5,000,000	Weight Watchers International Initial Term Loan, VAR LIBOR USD 1 Month+4.750%, 11/29/24	5,039,600

		69,405,245

Principal Amount ($)		Value ($)

TRANSPORTATION - 1.1%
1,989,873	Hertz Tranche B-1 Term Loan, VAR LIBOR USD 3 Month+2.750%, 06/30/23 (b)	1,988,630
4,250,000	XPO Logistics Refinance Term Loan, VAR LIBOR USD 3 Month+2.250%, 11/01/21	4,279,771

		6,268,401

UTILITIES - 6.5%
1,745,570	Calpine (2016) Term Loan, VAR LIBOR USD 3 Month+2.500%, 05/31/23	1,746,661
4,911,876	Calpine Term Loan, VAR LIBOR USD 3 Month+2.500%, 01/15/24	4,910,722
5,853,004	Dynegy Tranche C-2 Term Loan, VAR LIBOR USD 1 Month+2.750%, 02/07/24	5,887,975
5,054,749	Lightstone Holdco LLC Refinanced Term Loan B, VAR LIBOR USD 1 Month+4.500%, 01/30/24	5,085,027
320,962	Lightstone Holdco LLC Refinanced Term Loan C, VAR LIBOR USD 1 Month+4.500%, 01/30/24	322,885
5,455,926	NRG Energy Term Loan, VAR LIBOR USD 3 Month+2.250%, 06/30/23	5,465,637
26,000,000	Texas Competitive Electric Holdings Company LLC Escrow Loan (Extending) (c)	67,600
3,484,550	Vistra Operations Company LLC 2016 Incremental Term Loan, VAR LIBOR USD 1 Month+2.750%, 12/14/23	3,513,489
8,279,820	Vistra Operations Company LLC Initial Term Loan, VAR LIBOR USD 1 Month+2.500%, 08/04/23	8,334,177
1,467,273	Vistra Operations Company LLC Initial Term Loan C, VAR LIBOR USD 1 Month+2.500%, 08/04/23	1,476,905

		36,811,078

	Total US Senior Loans (Cost $513,185,507)	504,540,025

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

Foreign Domiciled Senior Loans (a) - 7.4%

AUSTRALIA - 0.5%

USD
2,750,000	Aristocrat Leisure Limited Term B-2 Loan, VAR LIBOR USD 3 Month+2.000%, 10/20/21 (b)	2,766,624

CANADA - 1.1%

USD
3,326,167	Concordia International Initial Dollar Term Loan, VAR LIBOR USD 1 Month+4.250%, 10/21/21	2,741,327
3,482,456	MEG Energy Initial Term Loan, VAR LIBOR USD 3 Month+3.500%, 12/31/23	3,491,406

		6,232,733

LUXEMBOURG - 3.0%

USD
10,000,000	Intelsat Jackson Holdings S.A. Tranche B-3 Term Loan, VAR LIBOR USD 3 Month+3.750%, 11/30/23	9,812,500
6,822,797	Travelport Finance S.A.r.l Term D Loan, VAR LIBOR USD 3 Month+2.750%, 09/02/21	6,829,006

		16,641,506

NETHERLANDS - 0.8%

USD
4,732,763	Amaya Holdings B.V. Initial Term B-3 Loan, VAR LIBOR USD 3 Month+3.500%, 08/01/21 (b)	4,766,034

UNITED KINGDOM - 2.0%

USD
11,058,872	Misys Limited Dollar Term Loan, VAR LIBOR USD 3 Month+3.500%, 06/13/24	11,102,223

	Total Foreign Domiciled Senior Loans (Cost $41,600,378)	41,509,120

Common Stock - 0.9%

UNITED STATES - 0.9%

Information Technology - 0.9%
295,079	Avaya (e)	5,178,637

	Total Common Stock (Cost $4,687,676)	5,178,637

Number of Rights / Shares		Value ($)

Rights - 0.1%

UNITED STATES - 0.1%
431,587	Vistra Energy (fka TCEH)* (d)	420,797

	Total Rights (Cost $1,178,330)	420,797

Cash Equivalent - 12.4%
69,905,923	State Street Institutional US Government Money Market Fund, 0.850% (e) (Cost $69,905,923)	69,905,923

Total Investments - 110.5%		621,554,502

(Cost $630,557,814)
Other Assets & Liabilities, Net - (10.5)%		(59,112,663)

Net Assets - 100.0%		562,441,839

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of December 31, 2017, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 1.480%, 1.564% and 1.694%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents value in escrow pending future events. No interest is being accrued.
(d)	No expiration date.
(e)	The rate shown is the 7-day effective yield as of December 31, 2017.
*	Non-income producing security.

LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
USD	— United States Dollars
VAR	— Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Energy	0.6%
Gaming/Leisure	0.8%
Healthcare	0.5%
Information Technology	2.0%
Manufacturing	0.5%
Media/Telecommunications	1.8%
Service	1.2%

7.4%

See accompanying Notes to Financial Statements.	7

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

As of December 31, 2017	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $560,651,891)	551,648,579
Cash Equivalent, at value (cost $69,905,923)	69,905,923
Cash	2,894,106
Receivable for:
Investments sold	37,800,518
Dividends and interest	1,237,789
Prepaid expenses	43,873

Total assets	663,530,788

Liabilities:
Payable for:
Investments purchased	99,002,925
Fund shares redeemed	1,820,316
Investment advisory fees (Note 4)	115,134
Administration fees (Note 4)	37,442
Trustees’ fees (Note 4)	25,820
Transfer agent fees	4,720
Accrued expenses and other liabilities	82,592

Total liabilities	101,088,949

Net Assets	562,441,839

Composition of Net Assets:
Paid-in capital	594,260,442
Distributions in excess of net investment income	(398,283)
Accumulated net realized loss on investments	(22,417,008)
Net unrealized depreciation on investments	(9,003,312)

Net Assets	562,441,839

Shares outstanding (unlimited authorization — no par value)	30,900,000
Net asset value, per share (Net assets/shares outstanding)	18.20

8	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)

For the six-month period ended December 31, 2017	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	13,743,133
Dividend income	479,111

Total investment income	14,222,244

Expenses:
Investment advisory fees (Note 4)	1,303,793
Administration fees (Note 4)	232,011
Trustees’ fees (Note 4)	53,425
Licensing fees	98,957
Legal fees	97,603
Pricing fees	56,049
Custodian fees	39,741
Printing fees	37,258
Audit fees	36,710
Transfer agent fees	7,046
Registration fees	5,527
Other	69,811

Total operating expenses	2,037,931

Fees and expenses waived by Investment Adviser (Note 4)	(444,721)

Net operating expenses	1,593,210

Net investment income	12,629,034

Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(2,364,316)
Net change in unrealized appreciation (depreciation) on investments	(2,826,446)

Net realized and unrealized loss on investments	(5,190,762)

Net increase in net assets resulting from operations	7,438,272

See accompanying Notes to Financial Statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2017 (unaudited) ($)	Year Ended June 30, 2017 ($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	12,629,034	20,824,605
Net realized loss on investments	(2,364,316)	(9,495,227)
Net change in unrealized appreciation/(depreciation) on investments	(2,826,446)	8,135,532

Net increase in net assets resulting from operations	7,438,272	19,464,910

Distributions Declared to Shareholders
From net investment income	(13,027,317)	(20,889,862)
From return of capital	—	(13,013)

Total distributions declared to shareholders	(13,027,317)	(20,902,875)

Share Transactions
Subscriptions	126,285,558	506,752,943
Redemptions	(120,764,534)	(334,098,429)

Net increase from share transactions	5,521,024	172,654,514

Total increase/(decrease) in net assets	(68,021)	171,216,549

Net Assets:
Beginning of period/year	562,509,860	391,293,311

End of period/year	562,441,839	562,509,860

Distributions in excess of net investment income	(398,283)	—

Changes in Shares
Subscriptions	6,900,000	27,300,000
Redemptions	(6,600,000)	(18,000,000)

Net increase	300,000	9,300,000

Amounts	designated as “—“ are $0.

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout each year/period is as follows:

	Six Months Ended 12/31/17 (unaudited)		For the Years Ended June 30,				For the Period Ended 06/30/13(a)
			2017	2016	2015	2014

Net Asset Value, Beginning of Year/Period	$18.38		$18.37	$19.19	$19.94	$19.93	$20.00
Income from Investment Operations:
Net investment income(b)	0.40		0.86	0.81	0.76	0.93	0.73
Net realized and unrealized gain/(loss)	(0.16)		0.01	(0.82)	(0.75)	0.08	(0.13)

Total from investment operations	0.24		0.87	(0.01)	0.01	1.01	0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.42)		(0.86)	(0.81)	(0.76)	(0.93)	(0.67)
From net realized gains	—		—	—	—	(0.06)	—
From return of capital	—		— (c)	—	— (c)	(0.01)	—

Total distributions declared to shareholders	(0.42)		(0.86)	(0.81)	(0.76)	(1.00)	(0.67)
Net Asset Value, End of Year/Period	$18.20		$18.38	$18.37	$19.19	$19.94	$19.93
Market price, end of year/period	$18.19		$18.39	$18.38 (i)	$19.23 (i)	$19.93 (i)	$19.96	(i)
Total return(d)	1.30	%(e)	4.78%	0.02%	0.09%	5.19%	3.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year/period (000s)	$562,442		$562,510	$391,293	$324,371	$199,367	$89,672
Gross operating expenses(h)	0.70	%(f)	0.74%	0.77%	0.73%	0.92%	1.62	%(f)
Net investment income	4.36	%(f)	4.62%	4.39%	3.90%	4.68%	5.60	%(f)
Portfolio turnover rate	46	%(g)	115%	51%	9%	35%	38	%(g)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return is for the period indicated and is not annualized.
(f)	Annualized.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	Six Months Ended 12/31/17 (unaudited)		For the Years Ended June 30,				For the Period Ended 06/30/13(a)
			2017	2016	2015	2014
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55	%(f)

(i)	The Market Price has not been previously audited.

Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that are currently being offered, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on NASDAQ, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares for the Fund. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation Systerm (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into accountfactors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2017, the Fund’s investments consisted mainly of senior loans. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of December 31, 2017 is as follows:

	Total Market Value at 12/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$504,540,025	$—	$504,540,025	$—
Foreign Domiciled Senior Loans*	41,509,120	—	41,509,120	—
Common Stock*	5,178,637	5,178,637	—	—
Rights*	420,797	—	420,797	—
Cash Equivalent*	69,905,923	69,905,923	—	—

Total	$621,554,502	$75,084,560	$546,469,942	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0

For the six-month period ended December 31, 2017, there were no transfers within the Fund between Level 1, Level 2 and/or Level 3. At December 31, 2017, and during the period then ended, there were no Level 3 investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

U.S. Federal Income Tax Status

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that it should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2017, permanent differences chiefly resulting from return of capital, were identified and reclassified among the components of the Fund’s net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Highland/iBoxx Senior Loan ETF	$13,013	$—	$(13,013)

These reclassifications have no effect on net asset value per share.

The tax character of distributions paid during the prior two fiscal years ended June 30, was as follows:

	Distributions paid from:
	Ordinary Income*	Long- Term Capital Gains	Return of Capital
Highland/iBoxx Senior Loan ETF
2017	$20,889,862	$—	$13,013
2016	13,499,328	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2017, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Highland/iBoxx Senior Loan ETF	$(19,237,032)	$(6,992,526)	$—	$—

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Under the Regulated Investment Company Modernization Act of 2010, Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions as of June 30, 2017 are as follows:

	Short-Term Loss	Long-Term Loss	Total
Highland/iBoxx Senior Loan ETF	$11,991,166	$7,245,866	$19,237,032

For federal income tax purposes, the cost of securities owned at December 31, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future periods.

Unrealized appreciation and depreciation at December 31, 2017, based on cost of investments, including cash equivalents, for U.S. federal income tax purposes was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$2,378,206	$(12,197,180)	$(9,818,974)	$631,373,476

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of the Fund, at the annual rate of 0.45%.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator receives a monthly administration fee from the Fund, calculated and assessed in arrears based on the aggregate net assets of the Fund, subject to an annual minimum fee. For the six-month period ended December 31, 2017, the Fund paid $232,011 for these services.

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2018, and may not be terminated prior to this date without the action or consent of the Board. Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

As of December 31, 2017, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Adviser were as follows:

	Expiring Fiscal Years Ended June 30,
	2018	2019	2020	2021
Highland/iBoxx Senior Loan ETF	$315,962	$662,390	$866,942	$444,721

During the six months ended December 31, 2017, $210,412 of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers as of the date of this report. Prior to December 8, 2017, Mr. Powell was treated as an “interested person” of the Fund for all purposes other than compensation and the Trust’s Code of Ethics. The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser.

Expedited Settlement Agreement

On June 15, 2017, the Fund entered into an Expedited Settlement Agreement with a major dealer in the floating rate loan market, pursuant to which the Fund has the right to designate certain loans it sells to the dealer to settle on or prior to three days from the trade date in exchange for a quarterly fee (the “Expedited Settlement Agreement”). The Expedited Settlement Agreement is designed to reduce settlement times from the standard seven days to three days for eligible loans. For the six month period ended December 31, 2017, the Fund paid $34,665 to the dealer as part of the Expedited Settlement Agreement.

While the Expedited Settlement Agreement is intended to provide the Fund with additional liquidity with respect to such loans, and may not represent the exclusive method of expedited settlement of such loans, no assurance can be given that the Expedited Settlement Agreement or other methods for expediting settlements will provide the Fund with sufficient liquidity in the event of abnormally large redemptions.

Note 5. Portfolio Information

For the six-month period ended December 31, 2017, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities amounted to the following:

	U.S. Government Securities*		Other Securities
	Purchases	Sales	Purchases	Sales
Highland/iBoxx Senior Loan ETF	$—	$—	$373,527,919	$258,254,123

*	The Fund did not have any purchases or sales of U.S. Government Securities or other short term investments for the six-month period ended December 31, 2017.

Note 6. Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may rise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including senior loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of a Fund.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. Because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud protections of the federal securities laws and, as a result, as a purchaser of these instruments, we may not be entitled to the antifraud protections of the federal securities laws. In the course of investing in such instruments, we may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, we may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for us to do so. Alternatively, we may choose not to receive material nonpublic information about an issuer of such loans, with the result that we may have less information about such issuers than other investors who transact in such assets.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Illiquid Securities Risk

The Adviser may not be able to sell illiquid securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers and emerging markets securities in particular, are subject to greater liquidity risk.

Industry Concentration Risk

Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and a Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund or the Investments Adviser could be subject to such liability.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2017	Highland/iBoxx Senior Loan ETF

intermediary to apply appropriate credit remedies against a borrower.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Senior Loans Risk

The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long-term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a loan, and could adversely affect the Fund’s income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Note 8. New Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. In addition, Accounting Standards Update 2016-18 must be adopted at the same time as Accounting Standards Update 2016-15. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Semi-Annual Report	19

ADDITIONAL INFORMATION (unaudited)

December 31, 2017	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the bid and the ask on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current Market Prices. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts for the Fund is available on the Fund’s website at www.highlandfunds.com The Investment Adviser and its affiliates manage other accounts, including private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each are allocated in a manner believed by the Investment Adviser to be equitable over time. The Investment Adviser may aggregate orders, which may include orders for accounts in which the Investment Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Investment Adviser in a manner designed to be equitable and consistent with the Investment Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2017 through December 31, 2017, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare

20	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$1,013.00	0.55%	$2.79
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period).

Approval of Highland/iBoxx Senior Loan

ETF Advisory Agreement

The Fund has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.

Following the initial two-year term, the Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At an in-person meeting held on August 17, 2017, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreement, for a one-year period commencing November 1, 2017. The primary purpose of the meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary for their deliberations.

At an in-person meeting held on September 14-15, 2017, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for a one-year period commencing November 1, 2017. As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 17, 2017 and September 14-15, 2017, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreement to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements for the portfolio manager of the Fund; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other accounts of the adviser and other registered investment companies that follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund, and the performance of the Fund’s underlying index; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 17, 2017 meeting, the Trustees requested that the Investment Adviser provide additional information regarding various matters. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received a report from Morningstar Inc. (“Morningstar”), an independent source of investment company data, relating to the Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda regarding their responsibilities in considering the Advisory Agreement, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusion as to the approval of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2017	Highland/iBoxx Senior Loan ETF

under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team and portfolio manager compensation arrangements. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel including compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Fund

With respect to the Advisory Agreement, the Board of Trustees reviewed the historical performance of the Investment Adviser and the Fund’s portfolio management team in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Fund, the Trustees discussed relative performance and contrasted the performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund as well as the Fund’s underlying index and the Fund’s Morningstar peer group. The Trustees reviewed a supplemental report Morningstar provided that compares the Fund with only ETF peers that are part of the bank loan category. The Trustees also considered the quarterly tracking error reports they receive with respect to the Fund and discussed reasons for tracking error, including the fees and expenses of the Fund. Among other data relating specifically to the Fund’s performance, the Board of Trustees considered that the Fund had underperformed its category median and its peer group median for the one and three year period ended June 30, 2017, and had outperformed its benchmark for the one and three year periods ended June 30, 2017. The Trustees also took into account management’s discussion of the Fund’s performance and the Fund’s tracking error relative to its underlying index. The Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from their relationship with the Fund

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreement, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; and (3) comparative information showing (a) the fees payable under the Advisory Agreement and the actual fees paid by the Fund to the Investment Adviser versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund and (b) the expense ratios of the Fund relative to the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Board of Trustees considered that the Fund’s management fee and net expense ratio were below its Morningstar peer group and its category median. The Trustees further noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.55% of the average daily net assets of the Fund through at least October 31, 2018, and that this waiver may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. After such review, the Trustees determined that the profitability to the Investment Adviser with respect to the Advisory Agreement was reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, under the expense cap/fee waiver.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the asset levels of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rate charged by the Investment Adviser with fee rates charged

22	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2017	Highland/iBoxx Senior Loan ETF

by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure is reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Fund on the other. The Board of Trustees also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fees to be paid to the Investment Adviser, is fair and reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

Semi-Annual Report	23

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

One Heritage Drive, 1st Floor,

Quincy, MA 02171

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30th are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q, upon request and without charge, by visiting the Fund’s website at www.highlandfunds.com or by calling 1-855-799-4757.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-855-799-4757.

24	Semi-Annual Report

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One Heritage Drive, 1st Floor

North Quincy, MA 02171

Highland/iBoxx Senior Loan ETF	Semi-Annual Report December 31, 2017

www.highlandfunds.com	HFI-SA-001-0600

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report filed under Item 1 of this form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Highland Fund I’s (the “Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

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(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)    Not applicable.

(b)        Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer,
and Principal Executive Officer

Date:    March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer,
and Principal Executive Officer

Date:    March 8, 2018

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